UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 S. Figueroa Street, 39th Floor Los Angeles, California			90017
(Address of principal executive offices)			(Zip code)

Anna Marie Lopez Hotchkis & Wiley Capital Management, LLC 725 S. Figueroa Street, 39th Floor Los Angeles, California 90017
(Name and address of agent for service)

Copies to: Karin Jagel Flynn, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
(Counsel for the Registrant)

Registrant’s telephone number, including area code:		(213) 430-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	July 1, 2011 - December 31, 2011

Item 1. Reports to Stockholders.

Hotchkis & Wiley Funds

Semi-annual Report

DECEMBER 31, 2011

DIVERSIFIED VALUE FUND

LARGE CAP VALUE FUND

MID-CAP VALUE FUND

SMALL CAP VALUE FUND

VALUE OPPORTUNITIES FUND

CAPITAL INCOME FUND

HIGH YIELD FUND

TABLE OF CONTENTS

SHAREHOLDER LETTER	3

FUND PERFORMANCE DATA	6

SCHEDULE OF INVESTMENTS:

DIVERSIFIED VALUE FUND	14

LARGE CAP VALUE FUND	16

MID-CAP VALUE FUND	18

SMALL CAP VALUE FUND	20

VALUE OPPORTUNITIES FUND	22

CAPITAL INCOME FUND	25

HIGH YIELD FUND	32

STATEMENTS OF ASSETS AND LIABILITIES	39

STATEMENTS OF OPERATIONS	41

STATEMENTS OF CHANGES IN NET ASSETS	43

FINANCIAL HIGHLIGHTS	46

NOTES TO THE FINANCIAL STATEMENTS	50

FUND EXPENSE EXAMPLES	61

INFORMATION ABOUT THE FUNDS	BACK COVER

DEAR SHAREHOLDER:

The following investment review and semi-annual report relates to the activities of the Hotchkis & Wiley Funds for the six months ended December 31, 2011.

OVERVIEW

Equity and high yield investors endured a six month period of elevated volatility as a weak third quarter was followed by a strong fourth quarter. Over the six months, the S&P 500 Index and the BofA Merrill Lynch U.S. High Yield Master II Index returned –3.7% and –0.5%, respectively. Concerns related to the sovereign debt crisis in Europe, the combative political landscape in the US, and the potential economic slowdown in China rattled investors and have caused bouts of extreme volatility. These concerns have been exacerbated by the lack of confidence in policymakers, world political leaders, and central bankers. Poor (or no) decisions by policymakers could have lasting consequences (particularly in Europe) and undermine the resounding progress made by businesses over the past three years. Since the financial crisis, we have witnessed unprecedented corporate deleveraging which has been accomplished by improved productivity and restricted spending. This has facilitated strong free cash flows and enabled companies to reduce debt levels, thereby lowering financial risk. Earnings have also been impressive despite the absence of robust economic growth.

At Hotchkis & Wiley, we share the market's apprehension regarding the geopolitical landscape, but we believe current macroeconomic anxiety is overly discounting equity and high yield bond prices. Our experience has been that compelling valuations and strong fundamentals are likely to prevail in the long run. The latter half of 2011 was a frustrating period for fundamental stock and bond pickers — particularly those of us focused on valuation. As of year-end, the nominal "risk free" yield on 10-year Treasury bonds was less than 2%, which is considerably lower than both the historical and current run rate of inflation (3.7% and 3.4%, respectively). The incremental yield advantage to owning equities and/or high yield bonds is near record levels1.

Efforts aimed at reducing volatility have triggered outflows from equities in favor of bonds and cash (high yield experienced very modest inflows in 2011). Countless studies have demonstrated that herd-like behavior is counterproductive more often than not. We are innately skeptical that the migration away from stocks will ultimately benefit investors that have chosen this path. While elevated volatility and market downturns go hand in hand, so do elevated volatility and market rallies. For disciplined long-term investors, volatility can create opportunity, particularly if those investors are supported with diligent research.

EQUITIES

Stocks with low valuations underperformed stocks with high valuations over the six-month period ended December 31. Based on price-to-forward earnings multiples2, the lowest-valued quintile of the S&P 500 underperformed the highest-valued quintile by an astounding 22 percentage points; excluding financials this outperformance was 18 percentage points. This dynamic has translated into striking valuation opportunities in a variety of market segments. In terms of sectors, financials underperformed, non-cyclicals outperformed, and the rest were in-between.

HIGH YIELD

Spreads over treasuries widened by about 200 basis points for the broad high yield market, as measured by the BofA Merrill Lynch U.S. High Yield Master II Index in the six-month period ended December 31 — roughly half of this was due to an increase in yields and half was due to the rally in treasuries. High yield spreads over BBB-rated corporates also widened, by about 100 basis points. At the close of the year, the yield-to-worst on the high yield market was 8.4%. We believe this presents a compelling valuation opportunity given the low default rate, improved fundamentals, and low interest rate environment.

HOTCHKIS & WILEY DIVERSIFIED VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns for the six-month period ended December 31, 2011 of –8.87%, –8.99%, and –9.28%, respectively, compared to the S&P 500 Index return of –3.69% and the Russell 1000 Value Index return of –5.22%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

The overweight position in stocks with low P/E multiples detracted from performance over the six-month period as this group lagged the broad market considerably. Stock selection in financials and technology also hurt relative performance. The largest individual detractors were Hewlett-Packard, Bank of America, and Genworth Financial. Positive stock selection in energy and telecommunications was the primary performance contributor over the six-month period. The largest individual contributors were Royal Dutch Shell, Vodafone, and Wal-Mart.

HOTCHKIS & WILEY LARGE CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns for the six-month period ended December 31, 2011 of –7.63%, –7.72%, –8.10%, and –7.86%, respectively, compared to the S&P 500 Index return of –3.69% and the Russell 1000 Value Index return of –5.22%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Over the six-month period, stocks with low valuation multiples (P/E, P/B, etc.) lagged stocks with high valuation multiples by a considerable margin. Consequently, the portfolio's outsized position in low valuation stocks was the primary source of underperformance over the period. Also detracting from performance was stock selection in financials and technology — the largest individual detractors were Hewlett-Packard, Bank of America, and Citigroup. Stock selection was positive in six of the ten GICS sectors, which was the primary performance contributor over the six-month period — positive stock selection in energy and telecommunications led the way. The largest individual contributors over the period were Royal Dutch Shell, Vodafone, and Eli Lilly.

1 Based on dividend yield and the Equity Risk Premium for equities, and option-adjusted spreads for high yield bonds.

2 Based on FY2 consensus earnings estimates at beginning of period (7/1/2011).

HOTCHKIS & WILEY MID-CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns for the six-month period ended December 31, 2011 of –12.19%, –12.29%, –12.63%, and –12.42%, respectively, compared to the Russell Midcap Index return of –8.91% and the Russell Midcap Value Index return of –7.56%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

The portfolio is considerably overweight stocks with low valuation multiples (P/E and P/B) which hurt relative performance over the six-month period — stocks with high valuation multiples outperformed by a wide margin. Stock selection in financials and industrials also detracted from performance; Valassis, Magna International, and PHH were the largest laggards. Positive stock selection in energy and healthcare contributed to relative performance over the six-month period. The largest individual contributors were Cobalt International Energy, MI Developments, and Rent-A-Center.

HOTCHKIS & WILEY SMALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns for the six-month period ended December 31, 2011 of –15.06%, –15.15%, and –15.48%, respectively, compared to the Russell 2000 Index return of –9.77% and the Russell 2000 Value Index return of –8.94%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

The overweight position in stocks with low valuations, particularly low price-to-forward earnings multiples, detracted from performance as high multiple stocks outperformed low multiple stocks considerably. Stock selection in financials and industrials also detracted from performance over the six-month period; Valassis, PHH, and Noranda Aluminum were the largest individual detractors. Positive stock selection in healthcare and energy contributed to relative performance over the period. The largest individual performance contributors were Rent-A-Center, Great Plains Energy, and Kinetic Concepts.

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND

The Fund's Class I, Class A, and Class C shares had total returns for the six-month period ended December 31, 2011 of –14.16%, –14.27%, and –14.64%, respectively, compared to the Russell 3000 Index return of –5.01% and the Russell 3000 Value Index return of –5.52%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 11 of this report to shareholders.)

Over the six-month period, stocks with low valuation multiples (P/E, P/B, etc.) lagged stocks with high valuation multiples by a considerable margin. Consequently, the portfolio's outsized position in low valuation stocks was the primary source of underperformance over the period. Security selection in consumer discretionary and consumer staples also detracted from performance; Valassis, Federal Home Loan preferred stock, and Noranda Aluminum were the largest laggards. Positive security selection in energy and healthcare contributed to relative performance over the six-month period; Vodafone, Cobalt International Energy, and MI Developments were the largest individual contributors.

HOTCHKIS & WILEY CAPITAL INCOME FUND

The Fund's Class I and Class A shares had total returns for the six-month period ended December 31, 2011 of 0.11% and 0.67%, respectively, compared to the S&P 500 Index return of –3.69% and BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index return of 5.01%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 12 of this report to shareholders.)

The long-term target allocation between dividend paying equities and high yield bonds is 50/50, but we have been partial to equities in 2011. The equity allocation has ranged from 52% to 59% with the high yield allocation comprising the balance. The equity overweight should have been a performance detractor over the six-month period as bonds outperformed equities, but because the equity portion of the Fund performed well, the allocation effect was fairly neutral.

The equity portion of the Fund outperformed the S&P 500 over the period. Stock selection was positive in eight of the ten GICS sectors with consumer discretionary and energy leading the way; Vodafone, Royal Dutch Shell, and Philip Morris International were the top individual performance contributors. The underweight and stock selection in technology detracted from performance. JPMorgan Chase, Northrop Grumman, and Allstate were the largest individual detractors.

High yield bonds lagged investment grade bonds over the six-month period; the spread between high yield and investment grade corporates widened by about 100 basis points. The high yield bond portion of the portfolio underperformed the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index and the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index. The overweight in B-rated credits and underweight in BB-rated credits detracted from performance as the latter outperformed over the six-month period. Credit selection in banking and autos was also negative. On the positive side, credit selection in healthcare and media contributed to relative performance in the period.

HOTCHKIS & WILEY HIGH YIELD FUND

The Fund's Class I and Class A shares had total returns for the six-month period ended December 31, 2011 of –2.12% and –2.35%, respectively, compared to the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index return of 0.56%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 13 of this report to shareholders.)

Spreads over treasuries widened by about 200 basis points for the broad high yield market in the six-month period ended December 31 — roughly half of this was due to an increase in yields and half was due to the rally in treasuries. At the close of the year, the yield-to-worst on the high yield market was 8.4%. We believe this presents a compelling valuation opportunity given the low default rate, improved fundamentals, and low interest rate environment.

The portfolio is underweight BB-rated credits and overweight B-rated credits, which detracted from performance over the six-month period. Credit selection in banking and autos was also a performance detractor. Positive credit selection in healthcare and media was the portfolio's primary contributor to relative performance.

CONCLUSION

We appreciate your continued support of the Hotchkis & Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Anna Marie Lopez President	George Davis Fund Manager	Sheldon Lieberman Fund Manager

Patty McKenna Fund Manager	James Miles Fund Manager	Stan Majcher Fund Manager

David Green Fund Manager	Scott McBride Fund Manager	Judd Peters Fund Manager

Ray Kennedy Fund Manager	Mark Hudoff Fund Manager	Patrick Meegan Fund Manager

Past performance does not guarantee future results.

The above reflects opinions of Fund managers as of December 31, 2011. Such opinions and other statements in this report may be considered forward looking statements. You can identify forward looking statements by words such as "may," "will," "believe," "attempt," "seem," "think," "ought," "try," and other similar terms. Forward looking statements are subject to change and any forecasts made cannot be guaranteed. The opinions contained in this report are a reflection of the Fund manager's best judgment, and the Funds disclaim any obligation to update or alter forward looking statements as a result of new information, future events, or otherwise.

The Funds might not continue to hold any securities mentioned in this report and have no obligation to disclose purchases or sales in these securities. Please refer to a Fund's Schedule of Investments in this report for a complete list of Fund holdings for December 31, 2011. Indexes do not incur expenses or sales loads and are not available for investment.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Free cash flow is earnings before depreciation, amortization, and non-cash charges minus maintenance capital expenditures.

Price-to-forward earnings is the projected P/E ratios of the companies invested in the portfolio, which ratios represent current market price per share divided by a company's estimated future earnings-per-share. Projected earnings are consensus analyst forecasts; actual P/E ratios may differ from projected P/E ratios.

"Risk Free" Yield is the theoretical rate of return of an investment with zero risk.

Basis point is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Yield-to-Worst is the lowest possible yield from owning a bond considering all potential call dates prior to maturity.

Price-to-Earnings is calculated by dividing the current price of a stock by the company's trailing 12 months' earnings per share.

Price/Book is the price of a stock divided by its book value.

Diversification does not assure a profit nor protect against risk in a declining market.

Fund Performance Data

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Diversified Value Fund, Small Cap Value Fund, Value Opportunities Fund, Capital Income Fund and High Yield Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Currently, the Capital Income Fund and High Yield Fund are not offering Class C shares to investors.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Value Opportunities Fund, 4.75% for the Capital Income Fund and 3.75% for the High Yield Fund and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase. Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are offered only by the Large Cap Value Fund and Mid-Cap Value Fund and are available only to certain retirement plans.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Small Cap Value Fund, Mid-Cap Value Fund and Value Opportunities Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Value Opportunities Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Value Opportunities Fund, Capital Income Fund and High Yield Fund invest in debt securities that decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Capital Income Fund and High Yield Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Capital Income Fund and High Yield Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending upon the characteristics of particular derivatives, they can suddenly become illiquid. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Funds may invest in foreign securities, including developed and emerging markets, which involve greater volatility and political, economic, and currency risks.

MARKET INDEXES

The following are definitions for indexes used in the shareholder letter and the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investments in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index, an unmanaged index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (previously ML U.S. Domestic Master Index) is a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets. The index is a capitalization weighted aggregation of outstanding U.S. Treasury, agency, and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB+ through B- by S&P (or equivalent as rated by Moody's or Fitch), but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P.

Fund Performance Data

DIVERSIFIED VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2011	Six Months	1 Year	5 Years	Since 8/30/04*
Class I
Average annual total return	–8.87%	–5.67%	–5.73%	1.48%
Class A
Average annual total return (with sales charge)	–13.80%	–10.85%	–6.99%	0.48%
Average annual total return (without sales charge)	–8.99%	–5.89%	–5.98%	1.22%
Class C
Average annual total return (with CDSC)	–10.28%	–7.55%	–6.62%	0.51%
Average annual total return (without CDSC)	–9.28%	–6.55%	–6.62%	0.51%
S&P 500 Index††
Average annual total return	–3.69%	2.11%	–0.25%	3.97%
Russell 1000 Index††
Average annual total return	–4.58%	1.50%	–0.02%	4.38%
Russell 1000 Value Index††
Average annual total return	–5.22%	0.39%	–2.64%	3.56%

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2011	Six Months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	–7.63%	–4.25%	–6.02%	3.63%	7.75%
Class A
Average annual total return (with sales charge)	–12.55%	–9.50%	–7.28%	2.82%	7.27%
Average annual total return (without sales charge)	–7.72%	–4.49%	–6.27%	3.37%	7.51%
Class C
Average annual total return (with CDSC)	–9.10%	–6.22%	–6.90%	2.65%	6.69%
Average annual total return (without CDSC)	–8.10%	–5.22%	–6.90%	2.65%	6.69%
Class R
Average annual total return	–7.86%	–4.77%	–6.52%	3.15%	7.23%
S&P 500 Index††
Average annual total return	–3.69%	2.11%	–0.25%	2.92%	8.36%
Russell 1000 Index††
Average annual total return	–4.58%	1.50%	–0.02%	3.34%	8.50%
Russell 1000 Value Index††
Average annual total return	–5.22%	0.39%	–2.64%	3.89%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2011	Six Months	1 Year	5 Years	10 Years	Since 1/2/97*
Class I
Average annual total return	–12.19%	–8.60%	–1.88%	7.56%	11.00%
Class A
Average annual total return (with sales charge)	–16.89%	–13.61%	–3.18%	6.72%	10.33%
Average annual total return (without sales charge)	–12.29%	–8.82%	–2.14%	7.30%	10.73%
Class C
Average annual total return (with CDSC)	–13.63%	–10.55%	–2.73%	6.59%	9.94%
Average annual total return (without CDSC)	–12.63%	–9.55%	–2.73%	6.59%	9.94%
Class R
Average annual total return	–12.42%	–9.07%	–2.38%	7.18%	10.55%
Russell Midcap Index††
Average annual total return	–8.91%	–1.55%	1.41%	6.99%	8.53%
Russell Midcap Value Index††
Average annual total return	–7.56%	–1.38%	0.04%	7.67%	9.00%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2011	Six Months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	–15.06%	–11.38%	–0.95%	8.40%	10.85%
Class A
Average annual total return (with sales charge)	–19.60%	–16.24%	–2.25%	7.57%	10.38%
Average annual total return (without sales charge)	–15.15%	–11.60%	–1.20%	8.15%	10.61%
Class C
Average annual total return (with CDSC)	–16.48%	–13.24%	–1.80%	7.44%	9.81%
Average annual total return (without CDSC)	–15.48%	–12.24%	–1.80%	7.44%	9.81%
Russell 2000 Index††
Average annual total return	–9.77%	–4.18%	0.15%	5.62%	9.03%
Russell 2000 Value Index††
Average annual total return	–8.94%	–5.50%	–1.87%	6.40%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

VALUE OPPORTUNITIES FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2011	Six Months	1 Year	5 Years	Since 12/31/02*
Class I
Average annual total return	–14.16%	–7.07%	1.31%	10.38%
Class A
Average annual total return (with sales charge)	–18.77%	–12.19%	–0.02%	9.54%
Average annual total return (without sales charge)	–14.27%	–7.33%	1.06%	10.19%
Class C
Average annual total return (with CDSC)	–15.64%	–9.04%	0.39%	9.33%
Average annual total return (without CDSC)	–14.64%	–8.04%	0.39%	9.33%
S&P 500 Index
Average annual total return	–3.69%	2.11%	–0.25%	6.15%
Russell 3000 Index††
Average annual total return	–5.01%	1.03%	–0.01%	6.75%
Russell 3000 Value Index††
Average annual total return	–5.52%	–0.10%	–2.58%	6.48%

Returns shown for Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the current maximum sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in securities of companies with strong capital appreciation potential.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

CAPITAL INCOME FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2011	Six Months	Since 12/31/10*
Class I
Average annual total return	0.11%	6.01%
Class A
Average annual total return (with sales charge)	–4.13%	1.50%
Average annual total return (without sales charge)	0.67%	6.58%
S&P 500 Index††
Average annual total return	–3.69%	2.11%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index††
Average annual total return	5.01%	7.88%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A — 2/28/11.)

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the current applicable sales charge of the class. Returns for Class A reflect the current maximum initial sales charge of 4.75%. Average annual total returns without sales charge do not reflect the current maximum sales charges. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in dividend-paying equities and high yield fixed income securities.

†† See index description on page 6.

††† Fund returns during the period shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

HIGH YIELD FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2011	Six Months	1 Year	Since 3/31/09*
Class I
Average annual total return	–2.12%	2.28%	19.16%
Class A
Average annual total return (with sales charge)	–6.01%	–1.91%	16.94%
Average annual total return (without sales charge)	–2.35%	1.92%	18.58%
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index††
Average annual total return	0.56%	5.40%	20.07%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A – 5/29/09.)

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the current applicable sales charge of the class. Returns for Class A reflect the current maximum initial sales charge of 3.75%. Average annual total returns without sales charge do not reflect the current maximum sales charges. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in high yield securities.

†† See index description on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Diversified Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
JPMorgan Chase & Company	4.23%
Hewlett-Packard Company	4.23%
Wells Fargo & Company	3.84%
The Allstate Corporation	3.55%
Royal Dutch Shell PLC - Class B - ADR	3.11%
ConocoPhillips	3.02%
Lockheed Martin Corporation	2.86%
Vodafone Group PLC - ADR	2.76%
Exelon Corporation	2.68%
Public Service Enterprise Group, Inc.	2.68%

COMMON STOCKS — 98.23%	Shares Held	Value
CONSUMER DISCRETIONARY — 13.51% Auto Components — 2.63%
Johnson Controls, Inc.	154,200	$4,820,292
Magna International, Inc.	123,500	4,113,785
		8,934,077
Automobiles — 1.22%
General Motors Company (a)	204,900	4,153,323
Hotels, Restaurants & Leisure — 0.47%
Carnival Corporation	49,300	1,609,152
Media — 4.32%
Comcast Corporation	311,700	7,343,652
The Interpublic Group of Companies, Inc.	408,900	3,978,597
Time Warner Cable, Inc.	53,200	3,381,924
		14,704,173
Multiline Retail — 1.94%
J.C. Penney Company, Inc.	187,600	6,594,140
Specialty Retail — 2.93%
The Gap, Inc.	446,200	8,277,010
The Home Depot, Inc.	39,700	1,668,988
		9,945,998
TOTAL CONSUMER DISCRETIONARY		45,940,863
CONSUMER STAPLES — 6.05% Beverages — 1.02%
PepsiCo, Inc.	52,100	3,456,835
Food & Staples Retailing — 4.04%
CVS Caremark Corporation	111,300	4,538,814
Safeway, Inc.	117,800	2,478,512
Wal-Mart Stores, Inc.	112,200	6,705,072
		13,722,398

	Shares Held	Value
Food Products — 0.50%
Kraft Foods, Inc.	45,900	$1,714,824
Household Products — 0.49%
Kimberly-Clark Corporation	22,700	1,669,812
TOTAL CONSUMER STAPLES		20,563,869
ENERGY — 9.72% Oil, Gas & Consumable Fuels — 9.72%
Cobalt International Energy, Inc. (a)	237,500	3,686,000
ConocoPhillips	141,100	10,281,957
Royal Dutch Shell PLC — Class B — ADR	139,200	10,580,592
Total SA — ADR	166,000	8,484,260
TOTAL ENERGY		33,032,809
FINANCIALS — 25.40% Capital Markets — 0.78%
Morgan Stanley	176,300	2,667,419
Commercial Banks — 7.47%
KeyCorp	439,203	3,377,471
PNC Financial Services Group, Inc.	64,615	3,726,347
SunTrust Banks, Inc.	295,600	5,232,120
Wells Fargo & Company	473,934	13,061,621
		25,397,559
Consumer Finance — 1.10%
Capital One Financial Corporation	88,100	3,725,749
Diversified Financial Services — 7.91%
Bank of America Corporation	1,003,522	5,579,582
Citigroup, Inc.	263,574	6,934,632
JPMorgan Chase & Company	432,900	14,393,925
		26,908,139

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares Held	Value
Insurance — 8.14%
The Allstate Corporation	440,300	$12,068,623
American International Group, Inc. (a)	303,700	7,045,840
MetLife, Inc.	106,442	3,318,862
Prudential Financial, Inc.	32,900	1,648,948
XL Group PLC	181,700	3,592,209
		27,674,482
TOTAL FINANCIALS		86,373,348
HEALTH CARE — 8.40% Health Care Equipment & Supplies — 0.52%
Covidien PLC	39,100	1,759,891
Health Care Providers & Services — 0.81%
Quest Diagnostics, Inc.	47,600	2,763,656
Pharmaceuticals — 7.07%
Eli Lilly & Company	99,900	4,151,844
Johnson & Johnson	72,900	4,780,782
Merck & Company, Inc.	71,196	2,684,089
Novartis AG — ADR	67,700	3,870,409
Pfizer, Inc.	192,700	4,170,028
Sanofi — ADR	119,700	4,373,838
		24,030,990
TOTAL HEALTH CARE		28,554,537
INDUSTRIALS — 10.67% Aerospace & Defense — 5.67%
The Boeing Company	22,700	1,665,045
Embraer SA — ADR	85,200	2,148,744
Huntington Ingalls Industries, Inc. (a)	16,383	512,460
Lockheed Martin Corporation	120,000	9,708,000
Northrop Grumman Corporation	89,600	5,239,808
		19,274,057
Air Freight & Logistics — 1.47%
FedEx Corporation	60,000	5,010,600
Machinery — 3.53%
Cummins, Inc.	51,200	4,506,624
Ingersoll-Rand PLC	51,100	1,557,017
PACCAR, Inc.	158,200	5,927,754
		11,991,395
TOTAL INDUSTRIALS		36,276,052

	Shares Held	Value
INFORMATION TECHNOLOGY — 13.85% Computers & Peripherals — 4.23%
Hewlett-Packard Company	557,900	$14,371,504
Electronic Equipment, Instruments & Components — 2.43%
Corning, Inc.	429,700	5,577,506
TE Connectivity Limited	87,500	2,695,875
		8,273,381
Software — 7.19%
CA, Inc.	411,806	8,324,658
Microsoft Corporation	327,600	8,504,496
Oracle Corporation	296,900	7,615,485
		24,444,639
TOTAL INFORMATION TECHNOLOGY		47,089,524
MATERIALS — 0.50% Chemicals — 0.50%
PPG Industries, Inc.	20,200	1,686,499
TOTAL MATERIALS		1,686,499
TELECOMMUNICATION SERVICES — 2.76% Wireless Telecommunication Services — 2.76%
Vodafone Group PLC — ADR	334,700	9,381,641
TOTAL TELECOMMUNICATION SERVICES		9,381,641
UTILITIES — 7.37% Electric Utilities — 4.69%
Edison International	104,400	4,322,160
Exelon Corporation	210,400	9,125,048
PPL Corporation	84,800	2,494,816
		15,942,024
Multi-Utilities — 2.68%
Public Service Enterprise Group, Inc.	276,100	9,114,061
TOTAL UTILITIES		25,056,085
Total investments — 98.23% (Cost $438,090,276)		333,955,227
Time deposit* — 1.09%		3,689,944
Other assets in excess of liabilities — 0.68%		2,328,845
Net assets — 100.00%		$339,974,016

(a) — Non-income producing security.

ADR — American Depositary Receipt

* — Time deposit with HSBC Bank bears interest at 0.03% and matures on 1/3/2012. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Large Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
JPMorgan Chase & Company	4.59%
Hewlett-Packard Company	4.58%
Wells Fargo & Company	4.31%
The Allstate Corporation	4.13%
Royal Dutch Shell PLC - Class B - ADR	4.12%
Exelon Corporation	3.52%
Lockheed Martin Corporation	3.46%
Vodafone Group PLC - ADR	3.20%
ConocoPhillips	3.12%
Comcast Corporation	3.00%

COMMON STOCKS — 98.64%	Shares Held	Value
CONSUMER DISCRETIONARY — 14.14% Auto Components — 2.55%
Johnson Controls, Inc.	188,500	$5,892,510
Magna International, Inc. (c)	254,700	8,484,057
		14,376,567
Automobiles — 0.50%
Harley-Davidson, Inc.	71,800	2,790,866
Diversified Consumer Services — 1.49%
H&R Block, Inc.	513,000	8,377,290
Hotels, Restaurants & Leisure — 0.50%
Carnival Corporation	85,700	2,797,248
Media — 3.19%
Comcast Corporation	717,400	16,901,944
The Interpublic Group of Companies, Inc.	115,600	1,124,788
		18,026,732
Multiline Retail — 2.44%
J.C. Penney Company, Inc. (c)	390,600	13,729,590
Specialty Retail — 3.47%
The Gap, Inc.	829,500	15,387,225
Home Depot, Inc.	100,109	4,208,582
		19,595,807
TOTAL CONSUMER DISCRETIONARY		79,694,100
CONSUMER STAPLES — 4.97% Food & Staples Retailing — 4.22%
CVS Caremark Corporation	206,200	8,408,836
Safeway, Inc.	200,200	4,212,208
Wal-Mart Stores, Inc.	187,700	11,216,952
		23,837,996

	Shares Held	Value
Food Products — 0.75%
Kraft Foods, Inc.	112,400	$4,199,264
TOTAL CONSUMER STAPLES		28,037,260
ENERGY — 9.73% Oil, Gas & Consumable Fuels — 9.73%
ConocoPhillips	241,000	17,561,670
Royal Dutch Shell PLC — Class B — ADR	305,200	23,198,252
Total SA — ADR	275,700	14,091,027
TOTAL ENERGY		54,850,949
FINANCIALS — 26.78% Commercial Banks — 7.76%
Fifth Third Bancorp	330,500	4,203,960
PNC Financial Services Group, Inc.	195,600	11,280,252
Regions Financial Corporation	914,300	3,931,490
Wells Fargo & Company	881,691	24,299,404
		43,715,106
Consumer Finance — 1.63%
Capital One Financial Corporation	217,800	9,210,762
Diversified Financial Services — 8.56%
Bank of America Corporation	1,766,089	9,819,455
Citigroup, Inc.	476,668	12,541,135
JPMorgan Chase & Company	778,300	25,878,475
		48,239,065
Insurance — 8.83%
The Allstate Corporation	848,200	23,249,163
MetLife, Inc.	314,558	9,807,918
Unum Group	262,800	5,537,196
XL Group PLC	566,200	11,193,774
		49,788,051
TOTAL FINANCIALS		150,952,984

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 8.52% Pharmaceuticals — 8.52%
Eli Lilly & Company	235,300	$9,779,068
Johnson & Johnson	99,800	6,544,884
Merck & Company, Inc.	223,000	8,407,100
Novartis AG — ADR	117,900	6,740,343
Pfizer, Inc.	438,400	9,486,976
Sanofi — ADR	192,400	7,030,296
TOTAL HEALTH CARE		47,988,667
INDUSTRIALS — 10.07% Aerospace & Defense — 5.69%
Embraer SA — ADR	133,200	3,359,304
Huntington Ingalls Industries, Inc. (a)	26,250	821,100
Lockheed Martin Corporation	241,300	19,521,170
Northrop Grumman Corporation	142,700	8,345,096
		32,046,670
Machinery — 3.63%
Cummins, Inc.	93,100	8,194,662
PACCAR, Inc.	327,800	12,282,666
		20,477,328
Professional Services — 0.75%
Manpower, Inc.	118,000	4,218,500
TOTAL INDUSTRIALS		56,742,498
INFORMATION TECHNOLOGY — 12.34% Computers & Peripherals — 4.58%
Hewlett-Packard Company	1,002,500	25,824,400
Electronic Equipment, Instruments & Components — 1.79%
Corning, Inc.	316,300	4,105,574
TE Connectivity Limited	193,625	5,965,586
		10,071,160
Software — 5.97%
CA, Inc.	832,581	16,830,625
Microsoft Corporation	647,200	16,801,312
		33,631,937
TOTAL INFORMATION TECHNOLOGY		69,527,497
TELECOMMUNICATION SERVICES — 3.20% Wireless Telecommunication Services — 3.20%
Vodafone Group PLC — ADR	643,300	18,031,699
TOTAL TELECOMMUNICATION SERVICES		18,031,699
UTILITIES — 8.89% Electric Utilities — 6.05%
Edison International	223,500	9,252,900
Exelon Corporation	457,000	19,820,090
PPL Corporation	170,500	5,016,110
		34,089,100

	Shares Held	Value
Multi-Utilities — 2.84%
Public Service Enterprise Group, Inc.	485,200	$16,016,452
TOTAL UTILITIES		50,105,552
Total investments — 98.64% (Cost $772,871,607)		555,931,206
Collateral for securities on loan^ — 1.14%		6,429,125
Time deposit* — 2.39%		13,453,787
Liabilities in excess of other assets — (2.17)%		(12,237,325)
Net assets — 100.00%		$563,576,793

(a) — Non-income producing security.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $6,296,927.

ADR — American Depositary Receipt

^ —   Collateral for securities on loan was invested in the Invesco Government Agency Portfolio. The 7-day yield as of December 31, 2011 was 0.02%.

* — Time deposit with Citibank bears interest at 0.03% and matures on 1/3/2012. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Cobalt International Energy, Inc.	5.59%
Valassis Communications, Inc.	5.10%
MI Developments, Inc.	4.96%
The Allstate Corporation	4.17%
CA, Inc.	4.00%
Stone Energy Corporation	3.99%
The Gap, Inc.	3.85%
Con-way, Inc.	3.75%
Huntington Ingalls Industries, Inc.	3.64%
SunTrust Banks, Inc.	3.38%

* Sum of sectors shown is greater than 100% due to net short-term securities and liabilities in excess of other assets of (0.12)%.

COMMON STOCKS — 100.12%	Shares Held	Value
CONSUMER DISCRETIONARY — 20.19% Auto Components — 3.93%
The Goodyear Tire & Rubber Company (a)	939,500	$13,312,715
Magna International, Inc.	900,800	30,005,648
		43,318,363
Diversified Consumer Services — 3.08%
H&R Block, Inc.	2,082,300	34,003,959
Media — 6.40%
The Interpublic Group of Companies, Inc.	1,477,100	14,372,183
Valassis Communications, Inc. (a) (b)	2,923,200	56,213,136
		70,585,319
Multiline Retail — 1.51%
J.C. Penney Company, Inc.	472,500	16,608,375
Specialty Retail — 4.54%
Aeropostale, Inc. (a)	500,500	7,632,625
The Gap, Inc.	2,289,700	42,473,935
		50,106,560
Textiles, Apparel & Luxury Goods — 0.73%
The Jones Group, Inc.	767,500	8,097,125
TOTAL CONSUMER DISCRETIONARY		222,719,701
CONSUMER STAPLES — 3.74% Food & Staples Retailing — 3.74%
Safeway, Inc.	820,800	17,269,632
SUPERVALU, Inc. (c)	2,953,700	23,984,044
TOTAL CONSUMER STAPLES		41,253,676

	Shares Held	Value
ENERGY — 11.66% Oil, Gas & Consumable Fuels — 11.66%
Cobalt International Energy, Inc. (a)	3,972,700	$61,656,304
Kosmos Energy Limited (a)	1,652,400	20,258,424
Murphy Oil Corporation	49,500	2,759,130
Stone Energy Corporation (a)	1,666,900	43,972,822
TOTAL ENERGY		128,646,680
FINANCIALS — 31.23% Commercial Banks — 12.90%
Fifth Third Bancorp	1,729,000	21,992,880
First Horizon National Corporation	1,129,158	9,033,261
KeyCorp	3,552,520	27,318,879
Regions Financial Corporation	7,783,400	33,468,620
SunTrust Banks, Inc.	2,104,600	37,251,420
Synovus Financial Corporation	9,411,800	13,270,638
		142,335,698
Diversified Financial Services — 1.57%
PHH Corporation (a)	1,614,900	17,279,430
Insurance — 11.80%
The Allstate Corporation	1,678,400	46,004,944
CNO Financial Group, Inc. (a)	4,261,000	26,886,910
Torchmark Corporation	498,800	21,642,932
Unum Group	1,039,400	21,900,158
XL Group PLC	694,000	13,720,380
		130,155,324
Real Estate Management & Development — 4.96%
MI Developments, Inc.	1,711,100	54,720,978
TOTAL FINANCIALS		344,491,430

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 1.98% Health Care Equipment & Supplies — 0.53%
Zimmer Holdings, Inc. (a)	109,900	$5,870,858
Health Care Providers & Services — 1.45%
LifePoint Hospitals, Inc. (a)	257,600	9,569,840
Omnicare, Inc.	185,600	6,393,920
		15,963,760
TOTAL HEALTH CARE		21,834,618
INDUSTRIALS — 13.71% Aerospace & Defense — 5.61%
Alliant Techsystems, Inc.	133,100	7,607,996
Embraer SA — ADR	559,400	14,108,068
Huntington Ingalls Industries, Inc. (a)	1,283,100	40,135,368
		61,851,432
Construction & Engineering — 0.50%
EMCOR Group, Inc.	206,300	5,530,903
Machinery — 1.37%
PACCAR, Inc.	197,200	7,389,084
Terex Corporation (a)	571,200	7,716,912
		15,105,996
Professional Services — 2.48%
Manpower, Inc.	765,500	27,366,625
Road & Rail — 3.75%
Con-way, Inc.	1,418,800	41,372,208
TOTAL INDUSTRIALS		151,227,164
INFORMATION TECHNOLOGY — 10.87% Communications Equipment — 3.06%
Arris Group, Inc. (a)	3,118,700	33,744,334
Computers & Peripherals — 0.54%
Lexmark International, Inc. (a)	182,300	6,028,661
Semiconductors & Semiconductor Equipment — 2.76%
NXP Semiconductors NV (a)	363,500	5,586,995
ON Semiconductor Corporation (a)	3,219,600	24,855,312
		30,442,307
Software — 4.51%
CA, Inc.	2,185,044	44,170,664
Symantec Corporation (a)	354,900	5,554,185
		49,724,849
TOTAL INFORMATION TECHNOLOGY		119,940,151
UTILITIES — 6.74% Electric Utilities — 6.52%
Edison International	646,300	26,756,820
Great Plains Energy, Inc.	1,105,300	24,073,434
PPL Corporation	716,000	21,064,720
		71,894,974

	Shares Held	Value
Multi-Utilities — 0.22%
Public Service Enterprise Group, Inc.	74,400	$2,455,944
TOTAL UTILITIES		74,350,918
Total investments — 100.12% (Cost $1,376,362,065)		1,104,464,338
Collateral for securities on loan^ — 1.60%		17,613,015
Time deposit* — 0.38%		4,205,098
Liabilities in excess of other assets — (2.10)%		(23,104,119)
Net assets — 100.00%		$1,103,178,332

(a) — Non-income producing security.

(b) —   Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $17,155,953.

ADR — American Depositary Receipt

^ — Collateral for securities on loan was invested in the Invesco Government Agency Portfolio. The 7-day yield as of December 31, 2011 was 0.02%.

* — Time deposit with HSBC Bank bears interest at 0.03% and matures on 1/3/2012. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Valassis Communications, Inc.	5.23%
MI Developments, Inc.	4.77%
Great Plains Energy, Inc.	4.70%
Huntington Ingalls Industries, Inc.	4.54%
Alliant Techsystems, Inc.	4.49%
Con-way, Inc.	4.48%
Arris Group, Inc.	3.37%
Stone Energy Corporation	3.33%
Quiksilver, Inc.	3.28%
Global Indemnity PLC	3.19%

COMMON STOCKS — 95.70%	Shares Held	Value
CONSUMER DISCRETIONARY — 13.48% Hotels, Restaurants & Leisure — 0.12%
Lakes Entertainment, Inc. (a)	175,900	$330,692
Household Durables — 0.21%
Furniture Brands International, Inc. (a)	442,000	543,660
Media — 6.30%
The Interpublic Group of Companies, Inc.	290,300	2,824,619
Valassis Communications, Inc. (a)	714,100	13,732,143
		16,556,762
Multiline Retail — 0.85%
99 Cents Only Stores (a)	102,000	2,238,900
Specialty Retail — 2.72%
Rent-A-Center, Inc.	193,000	7,141,000
Textiles, Apparel & Luxury Goods — 3.28%
Quiksilver, Inc. (a)	2,386,500	8,615,265
TOTAL CONSUMER DISCRETIONARY		35,426,279
CONSUMER STAPLES — 1.27% Food Products — 1.27%
Overhill Farms, Inc. (a) (b)	900,900	3,342,339
TOTAL CONSUMER STAPLES		3,342,339
ENERGY — 6.34% Oil, Gas & Consumable Fuels — 6.34%
Cobalt International Energy, Inc. (a)	464,700	7,212,144
Petroquest Energy, Inc. (a)	105,400	695,640
Stone Energy Corporation (a)	331,500	8,744,970
TOTAL ENERGY		16,652,754

	Shares Held	Value
FINANCIALS — 27.37% Commercial Banks — 6.05%
Associated Banc-Corp	210,500	$2,351,285
First Horizon National Corporation	621,431	4,971,450
First Interstate BancSystem, Inc.	226,600	2,952,598
Synovus Financial Corporation	755,800	1,065,678
TCF Financial Corporation	130,300	1,344,696
Webster Financial Corporation	157,800	3,217,542
		15,903,249
Diversified Financial Services — 2.31%
PHH Corporation (a)	567,300	6,070,110
Insurance — 13.11%
CNO Financial Group, Inc. (a)	1,200,800	7,577,048
Employers Holdings, Inc.	203,600	3,683,124
Global Indemnity PLC (a)	422,113	8,370,501
The Hanover Insurance Group, Inc.	11,700	408,915
Horace Mann Educators Corporation	451,000	6,183,210
National Western Life Insurance Company	4,800	653,568
Symetra Financial Corporation	835,200	7,575,264
		34,451,630
Real Estate Investment Trusts — 0.83%
CapLease, Inc.	539,100	2,177,964
Real Estate Management & Development — 4.77%
MI Developments, Inc.	392,100	12,539,358
Thrifts & Mortgage Finance — 0.30%
First Financial Holdings, Inc.	87,900	784,947
TOTAL FINANCIALS		71,927,258

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 2.62% Health Care Providers & Services — 2.62%
LifePoint Hospitals, Inc. (a)	84,300	$3,131,745
PharMerica Corporation (a)	246,800	3,746,424
TOTAL HEALTH CARE		6,878,169
INDUSTRIALS — 26.71% Aerospace & Defense — 9.25%
Alliant Techsystems, Inc.	206,400	11,797,824
Embraer SA — ADR	22,900	577,538
Huntington Ingalls Industries, Inc. (a)	381,600	11,936,448
		24,311,810
Commercial Services & Supplies — 1.05%
Corrections Corporation of America (a)	73,600	1,499,232
The Geo Group, Inc. (a)	75,400	1,262,950
		2,762,182
Construction & Engineering — 0.58%
EMCOR Group, Inc.	56,800	1,522,808
Machinery — 5.70%
CIRCOR International, Inc.	95,900	3,386,229
Meritor, Inc. (a)	238,800	1,270,416
Miller Industries, Inc.	429,800	6,760,754
Mueller Water Products, Inc.	389,800	951,112
Terex Corporation (a)	193,000	2,607,430
		14,975,941
Professional Services — 5.61%
Heidrick & Struggles International, Inc.	153,700	3,310,698
Hudson Highland Group, Inc. (a)	1,624,700	7,782,313
Manpower, Inc.	101,700	3,635,775
		14,728,786
Road & Rail — 4.52%
Con-way, Inc.	403,700	11,771,892
Saia, Inc. (a)	7,600	94,848
		11,866,740
TOTAL INDUSTRIALS		70,168,267
INFORMATION TECHNOLOGY — 7.44% Communications Equipment — 3.91%
Arris Group, Inc. (a)	817,600	8,846,432
Symmetricom, Inc. (a)	263,000	1,417,570
		10,264,002
Computers & Peripherals — 1.07%
Lexmark International, Inc. (a)	85,200	2,817,564
IT Services — 0.45%
CIBER, Inc. (a)	307,000	1,185,020

	Shares Held	Value
Semiconductors & Semiconductor Equipment — 2.01%
ON Semiconductor Corporation (a)	683,900	$5,279,708
TOTAL INFORMATION TECHNOLOGY		19,546,294
MATERIALS — 2.40% Metals & Mining — 2.40%
Noranda Aluminum Holding Corporation	764,300	6,305,475
TOTAL MATERIALS		6,305,475
UTILITIES — 8.07% Electric Utilities — 8.07%
Great Plains Energy, Inc.	566,600	12,340,548
Portland General Electric Company	241,300	6,102,477
Westar Energy, Inc.	96,100	2,765,758
TOTAL UTILITIES		21,208,783
Total investments — 95.70% (Cost $292,500,368)		251,455,618
Time deposit* — 4.30%		11,302,905
Liabilities in excess of other assets — (0.00)%		(11,233)
Net assets — 100.00%		$262,747,290

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

ADR — American Depositary Receipt

* — Time deposit with HSBC Bank bears interest at 0.03% and matures on 1/3/2012. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Valassis Communications, Inc.	11.99%
The Allstate Corporation	5.35%
Con-way, Inc.	5.06%
Huntington Ingalls Industries, Inc.	4.35%
Countrywide Capital V	4.30%
Strategic Hotels & Resorts, Inc. - Series A	4.24%
Hudson Highland Group, Inc.	4.08%
Clarkson PLC	4.03%
Tree.com, Inc.	3.92%
Murphy Oil Corporation	3.65%

COMMON STOCKS — 80.87%	Shares Held	Value
CONSUMER DISCRETIONARY — 15.69% Automobiles — 0.98%
General Motors Company (a) (c)	33,000	$668,910
Hotels, Restaurants & Leisure — 0.50%
Lakes Entertainment, Inc. (a)	179,600	337,648
Media — 11.99%
Valassis Communications, Inc. (a)	426,000	8,191,980
Multiline Retail — 0.87%
99 Cents Only Stores (a)	27,000	592,650
Textiles, Apparel & Luxury Goods — 1.35%
Quiksilver, Inc. (a)	255,900	923,799
TOTAL CONSUMER DISCRETIONARY		10,714,987
CONSUMER STAPLES — 1.69% Beverages — 0.54%
PepsiCo, Inc.	5,600	371,560
Food Products — 1.15%
Overhill Farms, Inc. (a)	210,800	782,068
TOTAL CONSUMER STAPLES		1,153,628
ENERGY — 7.21% Oil, Gas & Consumable Fuels — 7.21%
Cobalt International Energy, Inc. (a)	156,700	2,431,984
Murphy Oil Corporation	44,700	2,491,578
TOTAL ENERGY		4,923,562
FINANCIALS — 18.61% Diversified Financial Services — 4.43%
Citigroup, Inc.	27,700	728,787
JPMorgan Chase & Company	66,900	2,224,425
PHH Corporation (a)	7,100	75,970
		3,029,182

	Shares Held	Value
Insurance — 7.81%
The Allstate Corporation	133,400	$3,656,494
Global Indemnity PLC (a)	84,684	1,679,283
		5,335,777
Real Estate Management & Development — 2.45%
MI Developments, Inc.	52,400	1,675,752
Thrifts & Mortgage Finance — 3.92%
Tree.com, Inc. (a)	478,400	2,674,256
TOTAL FINANCIALS		12,714,967
INDUSTRIALS — 23.05% Aerospace & Defense — 6.70%
Alliant Techsystems, Inc.	16,000	914,560
Huntington Ingalls Industries, Inc. (a)	94,966	2,970,537
Lockheed Martin Corporation	8,500	687,650
		4,572,747
Air Freight & Logistics — 0.53%
Air T, Inc.	42,900	364,221
Machinery — 2.65%
KSB AG (f)	1,100	558,236
Miller Industries, Inc. (c)	79,298	1,247,358
		1,805,594
Marine — 4.03%
Clarkson PLC (f)	154,400	2,754,880
Professional Services — 4.08%
Hudson Highland Group, Inc. (a)	582,000	2,787,780
Road & Rail — 5.06%
Con-way, Inc. (c)	118,600	3,458,376
TOTAL INDUSTRIALS		15,743,598
INFORMATION TECHNOLOGY — 5.65% Computers & Peripherals — 2.62%
Hewlett-Packard Company	69,400	1,787,744

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares Held	Value
Electronic Equipment, Instruments & Components — 2.30%
Corning, Inc. (c)	121,200	$1,573,176
Software — 0.73%
Microsoft Corporation	19,300	501,028
TOTAL INFORMATION TECHNOLOGY		3,861,948
MATERIALS — 2.07% Metals & Mining — 2.07%
Noranda Aluminum Holding Corporation (c)	171,800	1,417,350
TOTAL MATERIALS		1,417,350
TELECOMMUNICATION SERVICES — 3.25% Wireless Telecommunication Services — 3.25%
Vodafone Group PLC — ADR (c)	79,300	2,222,779
TOTAL TELECOMMUNICATION SERVICES		2,222,779
UTILITIES — 3.65% Electric Utilities — 1.86%
Exelon Corporation	29,200	1,266,404
Multi-Utilities — 1.79%
Public Service Enterprise Group, Inc.	37,100	1,224,671
TOTAL UTILITIES		2,491,075
Total common stocks (Cost $63,598,591)		55,243,894
INVESTMENT COMPANIES — 1.04%
Closed-End Funds — 1.04%
Diamond Hill Financial Trends Fund, Inc.	86,100	712,047
Total investment companies (Cost $644,142)		712,047
PREFERRED STOCKS — 11.08%
FINANCIALS — 11.08% Commercial Banks — 4.30%
Countrywide Capital V, 7.000% (c)	144,700	2,934,516
Real Estate Investment Trusts — 4.24%
Strategic Hotels & Resorts, Inc. — Series A (a)	100,500	2,899,425
Thrifts & Mortgage Finance — 2.54%
Federal Home Loan Mortgage Corporation — Series K (a)	33,900	66,105
Federal Home Loan Mortgage Corporation — Series N (a)	118,600	428,146
Federal Home Loan Mortgage Corporation — Series S (a)	18,700	103,785
Federal Home Loan Mortgage Corporation — Series T (a)	37,900	85,275
Federal Home Loan Mortgage Corporation — Series Z (a)	789,100	1,049,503
		1,732,814
TOTAL FINANCIALS		7,566,755
Total preferred stocks (Cost $5,865,177)		7,566,755

CORPORATE BONDS — 3.07%	Amount	Value
CONSUMER DISCRETIONARY — 0.98% Household Durables — 0.98%
M/I Homes, Inc. 8.625%, 11/15/2018 (c)	$750,000	$667,500
TOTAL CONSUMER DISCRETIONARY		667,500
ENERGY — 1.02% Oil, Gas & Consumable Fuels — 1.02%
American Petroleum Tankers Parent LLC/ American Petroleum Tankers Company 10.250%, 05/01/2015	679,000	695,975
TOTAL ENERGY		695,975
FINANCIALS — 0.35% Diversified Financial Services — 0.35%
PHH Corporation 9.250%, 03/01/2016	250,000	238,750
TOTAL FINANCIALS		238,750
INDUSTRIALS — 0.72% Building Products — 0.72%
Masonite International Corporation 8.250%, 04/15/2021 (Acquired 09/14/2011, Cost $468,179) (r)	500,000	492,500
TOTAL INDUSTRIALS		492,500
Total corporate bonds (Cost $2,043,814)		2,094,725
PURCHASED PUT OPTIONS — 2.71%	Contracts (100 shares per contract)
CONSUMER DISCRETIONARY — 0.93% Household Durables — 0.93%
KB Home (a) Expiration: January 2014, Exercise Price: $10.00	1,300	640,250
TOTAL CONSUMER DISCRETIONARY		640,250
MATERIALS — 0.97% Metals & Mining — 0.97%
United States Steel Corporation (a) Expiration: January 2014, Exercise Price: $45.00	300	661,500
TOTAL MATERIALS		661,500
TELECOMMUNICATION SERVICES — 0.81% Telecommunication Services — 0.81%
Verizon Communications, Inc. (a) Expiration: January 2014, Exercise Price: $40.00	800	552,000
TOTAL TELECOMMUNICATION SERVICES		552,000
Total purchased put options (Cost $2,014,903)		1,853,750

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

WARRANTS — 0.50%	Shares Held	Value
FINANCIALS — 0.50% Insurance — 0.50%
American International Group, Inc. (a) Expiration: January 2021, Exercise Price: $45.00	61,900	$341,069
TOTAL FINANCIALS		341,069
Total warrants (Cost $320,108)		341,069
Total investments — 99.27% (Cost $74,486,735)		67,812,240
Time deposit* — 1.28%		871,718
Liabilities in excess of other assets — (0.55)%		(375,525)
Net assets — 100.00%		$68,308,433

(a) — Non-income producing security.

(c) — All or a portion of this security is segregated as collateral.

(f) — Securities valued using Interactive Data's proprietary fair value pricing model. The total market value of these securities were $3,313,116, representing 4.85% of net assets. See Note 1 in Notes to the Financial Statements.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $492,500, representing 0.72% of net assets.

ADR — American Depositary Receipt

* — Time deposit with Bank of America bears interest at 0.03% and matures on 1/3/2012. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Capital Income Fund (Unaudited)

Largest Issuers	Percent of net assets
Vodafone Group PLC - ADR	3.76%
JPMorgan Chase & Company	3.61%
Exelon Corporation	3.52%
Lockheed Martin Corporation	3.42%
Microsoft Corporation	3.23%
Royal Dutch Shell PLC - Class B - ADR	3.17%
Public Service Enterprise Group, Inc.	2.34%
Johnson & Johnson	2.30%
ConocoPhillips	2.21%
PNC Financial Services Group, Inc.	2.13%

COMMON STOCKS — 58.78%	Shares Held	Value
CONSUMER DISCRETIONARY — 4.68% Auto Components — 1.21%
Johnson Controls, Inc.	3,218	$100,595
Automobiles — 0.21%
General Motors Company — Escrow (a) (f) (i)	4,600	0
General Motors Company (a)	874	17,716
		17,716
Diversified Consumer Services — 0.62%
H&R Block, Inc.	3,138	51,244
Multiline Retail — 0.59%
J.C. Penney Company, Inc.	1,381	48,542
Specialty Retail — 2.05%
The Home Depot, Inc.	4,054	170,430
TOTAL CONSUMER DISCRETIONARY		388,527
CONSUMER STAPLES — 8.74% Beverages — 1.43%
PepsiCo, Inc.	1,790	118,767
Food & Staples Retailing — 1.50%
Wal-Mart Stores, Inc. (c)	2,081	124,361
Food Products — 2.87%
Kraft Foods, Inc.	3,928	146,750
Unilever PLC — ADR	2,737	91,744
		238,494
Household Products — 1.18%
Kimberly-Clark Corporation	1,340	98,570
Tobacco — 1.76%
Philip Morris International, Inc. (c)	1,862	146,130
TOTAL CONSUMER STAPLES		726,322

	Shares Held	Value
ENERGY — 7.12% Oil, Gas & Consumable Fuels — 7.12%
ConocoPhillips	2,517	$183,414
Royal Dutch Shell PLC — Class B — ADR	3,459	262,918
Total SA — ADR	2,843	145,306
TOTAL ENERGY		591,638
FINANCIALS — 9.37% Commercial Banks — 3.96%
PNC Financial Services Group, Inc.	3,061	176,527
Wells Fargo & Company	5,542	152,738
		329,265
Diversified Financial Services — 3.61%
JPMorgan Chase & Company (c)	9,019	299,882
Insurance — 1.80%
The Allstate Corporation	5,444	149,220
TOTAL FINANCIALS		778,367
HEALTH CARE — 7.83% Pharmaceuticals — 7.83%
Eli Lilly & Company	2,314	96,170
Johnson & Johnson	2,919	191,428
Merck & Company, Inc.	2,624	98,925
Novartis AG — ADR	2,114	120,857
Pfizer, Inc.	4,713	101,989
Sanofi — ADR	1,133	41,400
TOTAL HEALTH CARE		650,769
INDUSTRIALS — 4.88% Aerospace & Defense — 4.29%
Lockheed Martin Corporation (c)	3,516	284,444
Northrop Grumman Corporation	1,232	72,047
		356,491

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares Held	Value
Machinery — 0.59%
PACCAR, Inc.	1,293	$48,449
TOTAL INDUSTRIALS		404,940
INFORMATION TECHNOLOGY — 3.62% Computers & Peripherals — 0.39%
Hewlett-Packard Company	1,244	32,045
Software — 3.23%
Microsoft Corporation	10,338	268,375
TOTAL INFORMATION TECHNOLOGY		300,420
MATERIALS — 0.58% Chemicals — 0.58%
RPM International, Inc.	1,954	47,971
TOTAL MATERIALS		47,971
TELECOMMUNICATION SERVICES — 3.76% Wireless Telecommunication Services — 3.76%
Vodafone Group PLC — ADR	11,128	311,918
TOTAL TELECOMMUNICATION SERVICES		311,918
UTILITIES — 8.20% Electric Utilities — 5.86%
Edison International	2,322	96,131
Exelon Corporation (c)	6,739	292,270
PPL Corporation	3,339	98,233
		486,634
Multi-Utilities — 2.34%
Public Service Enterprise Group, Inc.	5,887	194,330
TOTAL UTILITIES		680,964
Total common stocks (Cost $4,732,354)		4,881,836
PREFERRED STOCKS — 1.86%
FINANCIALS — 1.86% Commercial Banks — 0.82%
Countrywide Capital V, 7.000%	2,024	41,047
Zions Bancorporation, 9.500%	1,065	26,891
		67,938
Consumer Finance — 0.64%
Ally Financial, Inc., 7.000% (Acquired 12/31/2010 — 03/24/2011, Cost $28,203) (r)	30	21,507
GMAC Capital Trust I — Series 2, 8.125% (b)	1,625	31,428
		52,935
Real Estate Investment Trusts — 0.35%
Strategic Hotels & Resorts, Inc. — Series A, 8.500% (a)	1,000	28,850

	Shares Held	Value
Thrifts & Mortgage Finance — 0.05%
Federal Home Loan Mortgage Corporation — Series Z, 8.375% (a) (b)	3,385	$4,502
TOTAL FINANCIALS		154,225
Total preferred stocks (Cost $174,812)		154,225
CONVERTIBLE PREFERRED STOCKS — 1.27%
CONSUMER DISCRETIONARY — 0.44% Auto Components — 0.44%
The Goodyear Tire & Rubber Company, 5.875%	750	36,488
TOTAL CONSUMER DISCRETIONARY		36,488
FINANCIALS — 0.83% Commercial Banks — 0.25%
KeyCorp, 7.750%	200	21,128
Diversified Financial Services — 0.36%
Citigroup, Inc., 7.500%	371	30,143
Insurance — 0.22%
Hartford Financial Services Group, Inc. — Series F, 7.250%	960	18,029
TOTAL FINANCIALS		69,300
Total convertible preferred stocks (Cost $130,473)		105,788
CONVERTIBLE BONDS — 0.30%	Amount
INDUSTRIALS — 0.30% Machinery — 0.30%
Meritor, Inc. 4.000%, 02/15/2027 (b)	$38,000	24,700
TOTAL INDUSTRIALS		24,700
Total convertible bonds (Cost $37,282)		24,700
CORPORATE BONDS — 35.60%
CONSUMER DISCRETIONARY — 8.17% Auto Components — 1.27%
Allison Transmission, Inc. 7.125%, 05/15/2019 (Acquired 05/09/2011, Cost $25,344) (r)	25,000	24,625
American Axle & Manufacturing Holdings, Inc. 9.250%, 01/15/2017 (Acquired 12/31/2010 — 07/07/2011, Cost $30,729) (r)	28,000	30,520
Stoneridge, Inc. 9.500%, 10/15/2017 (Acquired 12/31/2010, Cost $21,527) (r)	20,000	20,500
Tomkins LLC / Tomkins, Inc. 9.000%, 10/01/2018	27,000	30,071
		105,716

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Amount	Value
Automobiles — 0.55%
Chrysler Group LLC 8.250%, 06/15/2021 (Acquired 05/19/2011 — 08/15/2011, Cost $48,470) (r)	$50,000	$45,750
Hotels, Restaurants & Leisure — 1.64%
CityCenter Holdings LLC/ CityCenter Finance Corporation 11.500%, 01/15/2017 (Acquired 03/25/2011 — 07/15/2011, Cost $26,659) (p) (r)	26,389	27,346
CKE Restaurants, Inc. 11.375%, 07/15/2018	41,000	44,894
DineEquity, Inc. 9.500%, 10/30/2018	30,000	32,363
NCL Corporation Limited 9.500%, 11/15/2018	30,000	31,425
		136,028
Household Durables — 0.32%
M/I Homes, Inc. 8.625%, 11/15/2018	30,000	26,700
Leisure Equipment & Products — 0.60%
Caesars Entertainment Operating Company, Inc. 10.000%, 12/15/2018	25,000	17,250
Seven Seas Cruises LLC 9.125%, 05/15/2019 (Acquired 05/13/2011, Cost $32,000) (r)	32,000	32,880
		50,130

	Amount	Value
Media — 3.20%
Bresnan Broadband Holdings LLC 8.000%, 12/15/2018 (Acquired 12/31/2010, Cost $20,700) (r)	$20,000	$20,900
CCO Holdings LLC / CCO Holdings Capital Corporation 7.375%, 06/01/2020	30,000	31,800
Cequel Communications Holdings I LLC/ Cequel Capital Corporation 8.625%, 11/15/2017 (Acquired 12/31/2010 — 06/21/2011, Cost $35,834) (r)	35,000	37,274
Clear Channel Worldwide Holdings, Inc. — Series B 9.250%, 12/15/2017 (c)	30,000	32,550
Cumulus Media, Inc. 7.750%, 05/01/2019 (Acquired 05/26/2011 — 07/14/2011, Cost $29,723) (r)	30,000	26,775
Entercom Radio LLC 10.500%, 12/01/2019 (Acquired 11/18/2011, Cost $19,734) (r)	20,000	20,100
Kabel BW GmbH 7.500%, 03/15/2019 (Acquired 03/28/2011 — 04/05/2011, Cost $30,688) (r)	30,000	31,650
Unitymedia Hessen GmbH & Company/ Unitymedia NRW GmbH 8.125%, 12/01/2017 (Acquired 12/31/2010, Cost $31,500) (r)	30,000	31,838
Valassis Communications, Inc. 6.625%, 02/01/2021	35,000	32,725
		265,612
Multiline Retail — 0.31%
Dillard's, Inc. 7.130%, 08/01/2018	25,000	25,281
Textiles, Apparel & Luxury Goods — 0.28%
Quiksilver, Inc. 6.875%, 04/15/2015	25,000	23,344
TOTAL CONSUMER DISCRETIONARY		678,561
CONSUMER STAPLES — 0.89% Food Products — 0.41%
Del Monte Corporation 7.625%, 02/15/2019	35,000	33,775

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Amount	Value
Household Products — 0.48%
FGI Holding Company, Inc. 11.250%, 10/01/2015 (p)	$21,191	$21,138
FGI Operating Company, Inc. 10.250%, 08/01/2015	18,000	19,170
		40,308
TOTAL CONSUMER STAPLES		74,083
ENERGY — 3.94% Energy Equipment & Services — 1.68%
Bill Barrett Corporation 7.625%, 10/01/2019	20,000	21,000
McJunkin Red Man Corporation 9.500%, 12/15/2016	20,000	20,400
Parker Drilling Company 9.125%, 04/01/2018	35,000	37,012
PHI, Inc. 8.625%, 10/15/2018	25,000	25,188
Thermon Industries, Inc. 9.500%, 05/01/2017	24,000	25,980
Unit Corporation 6.625%, 05/15/2021	10,000	10,050
		139,630
Oil, Gas & Consumable Fuels — 2.26%
American Petroleum Tankers Parent LLC/ American Petroleum Tankers Company 10.250%, 05/01/2015	32,000	32,800
Comstock Resources, Inc. 8.375%, 10/15/2017	20,000	19,450
7.750%, 04/01/2019	30,000	28,650
Overseas Shipholding Group, Inc. 7.500%, 02/15/2024	27,000	14,378
Petroquest Energy, Inc. 10.000%, 09/01/2017	40,000	41,400
Stone Energy Corporation 8.625%, 02/01/2017	50,000	51,250
		187,928
TOTAL ENERGY		327,558
FINANCIALS — 4.40% Commercial Banks — 1.20%
CIT Group, Inc. 7.000%, 05/02/2017 (Acquired 12/31/2010 — 07/20/2011, Cost $65,000) (r)	65,000	65,000
TransUnion LLC/ TransUnion Financing Corporation 11.375%, 06/15/2018	30,000	34,425
		99,425

	Amount	Value
Consumer Finance — 1.28%
Ally Financial, Inc. 7.250%, 09/15/2017	$20,000	$18,309
Credit Acceptance Corporation 9.125%, 02/01/2017 (Acquired 04/04/2011 — 08/02/2011, Cost $37,441) (r)	35,000	36,663
Ford Motor Credit Company LLC 5.875%, 08/02/2021	10,000	10,441
SLM Corporation — Series A 8.450%, 06/15/2018 (c)	40,000	41,400
		106,813
Diversified Financial Services — 0.40%
PHH Corporation 9.250%, 03/01/2016	35,000	33,425
Insurance — 1.12%
American International Group, Inc. 8.175%, 05/15/2058 (b) (c)	50,000	45,000
CNO Financial Group, Inc. 9.000%, 01/15/2018 (Acquired 12/31/2010 — 05/17/2011, Cost $47,735) (r)	45,000	47,700
		92,700
Investments & Miscellaneous Financial Services — 0.40%
Constellation Enterprises LLC 10.625%, 02/01/2016 (Acquired 01/20/2011 — 07/19/2011, Cost $35,085) (i) (r)	35,000	33,075
TOTAL FINANCIALS		365,438

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Amount	Value
HEALTH CARE — 4.34% Health Care Providers & Services — 2.27%
AMERIGROUP Corporation 7.500%, 11/15/2019	$20,000	$20,700
AMGH Merger Sub, Inc. 9.250%, 11/01/2018 (Acquired 12/31/2010 — 06/03/2011, Cost $26,418) (r)	25,000	25,875
Capella Healthcare, Inc. 9.250%, 07/01/2017	40,000	40,800
Emergency Medical Services Corporation 8.125%, 06/01/2019	35,000	35,088
Fresenius Medical Care U.S. Finance, Inc. 6.500%, 09/15/2018 (Acquired 09/08/2011, Cost $9,862) (r)	10,000	10,525
HCA, Inc. 6.500%, 02/15/2020	25,000	26,000
Health Management Associates, Inc. 7.375%, 01/15/2020 (Acquired 11/08/2011, Cost $10,000) (r)	10,000	10,425
Surgical Care Affiliates, Inc. 10.000%, 07/15/2017 (Acquired 12/31/2010, Cost $20,400) (i) (r)	20,000	19,300
		188,713
Health Care Technology — 1.25%
Grifols, Inc. 8.250%, 02/01/2018	30,000	31,649
Kinetic Concepts, Inc. / KCI USA, Inc. 10.500%, 11/01/2018 (Acquired 10/25/2011 — 11/10/2011, Cost $24,691) (r)	25,000	24,563
Merge Healthcare, Inc. 11.750%, 05/01/2015	20,000	21,300
STHI Holding Corporation 8.000%, 03/15/2018 (Acquired 03/11/2011 — 03/24/2011, Cost $25,764) (r)	25,000	25,813
		103,325
Pharmaceuticals — 0.82%
ConvaTec Healthcare E SA 10.500%, 12/15/2018 (Acquired 12/31/2010 — 06/28/2011, Cost $41,075) (r)	40,000	35,900
Endo Pharmaceuticals Holdings, Inc. 7.250%, 01/15/2022	30,000	32,063
		67,963
TOTAL HEALTH CARE		360,001

	Amount	Value
INDUSTRIALS — 4.19% Aerospace & Defense — 0.12%
Huntington Ingalls Industries, Inc. 7.125%, 03/15/2021 (Acquired 08/24/2011, Cost $9,276) (r)	$10,000	$9,850
Airlines — 1.02%
America West Airlines Pass Through Trust — Series 2001-1 7.100%, 04/02/2021	25,673	24,263
Continental Airlines, Inc. Pass Through Trust — Series 2003-ERJ1 7.875%, 07/02/2018	36,703	36,014
Delta Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 8.021%, 08/10/2022	25,097	24,626
		84,903
Building Products — 0.90%
Building Materials Corporation of America 6.750%, 05/01/2021 (Acquired 11/21/2011, Cost $40,400) (r)	40,000	42,100
Roofing Supply Group LLC/ Roofing Supply Finance, Inc. 8.625%, 12/01/2017 (Acquired 12/31/2010 — 06/03/2011, Cost $33,070) (r)	32,000	32,800
		74,900
Commercial Services & Supplies — 1.21%
International Lease Finance Corporation 8.250%, 12/15/2020 (c)	50,000	50,624
RSC Equipment Rental, Inc./ RSC Holdings III LLC 8.250%, 02/01/2021	30,000	30,525
United Rentals North America, Inc. 8.375%, 09/15/2020	20,000	19,600
		100,749
Machinery — 0.64%
Altra Holdings, Inc. 8.125%, 12/01/2016	20,000	21,350
The Manitowoc Company, Inc. 8.500%, 11/01/2020	30,000	31,763
		53,113
Road & Rail — 0.30%
Florida East Coast Railway Corporation 8.125%, 02/01/2017	25,000	24,813
TOTAL INDUSTRIALS		348,328

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Amount	Value
INFORMATION TECHNOLOGY — 1.40% Communications Equipment — 0.24%
CDW LLC/ CDW Finance Corporation 8.500%, 04/01/2019	$20,000	$20,250
Electronic Equipment, Instruments & Components — 0.64%
Freescale Semiconductor, Inc. 9.250%, 04/15/2018 (Acquired 12/31/2010 — 08/29/2011, Cost $26,923) (r)	25,000	26,843
10.750%, 08/01/2020	25,000	26,188
		53,031
Software — 0.52%
Ceridian Corporation 11.250%, 11/15/2015	10,000	7,850
First Data Corporation 8.875%, 08/15/2020 (Acquired 12/31/2010 — 12/05/2011, Cost $36,058) (r)	35,000	35,175
		43,025
TOTAL INFORMATION TECHNOLOGY		116,306
MATERIALS — 6.00% Chemicals — 1.66%
Georgia Gulf Corporation 9.000%, 01/15/2017 (Acquired 12/31/2010, Cost $21,526) (r)	20,000	21,250
Hexion U.S. Finance Corporation/ Hexion Nova Scotia Finance ULC 8.875%, 02/01/2018	20,000	18,850
Lyondell Chemical Company 8.000%, 11/01/2017	20,000	21,950
Momentive Performance Materials, Inc. 12.500%, 06/15/2014	25,000	26,625
9.000%, 01/15/2021	30,000	22,950
Omnova Solutions, Inc. 7.875%, 11/01/2018	30,000	26,100
		137,725
Containers & Packaging — 1.41%
BWAY Holding Company 10.000%, 06/15/2018	30,000	32,100
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC 7.875%, 08/15/2019 (Acquired 07/26/2011, Cost $40,127) (r)	40,000	42,000
Solo Cup Company 8.500%, 02/15/2014	30,000	27,750
Solo Cup Company / Solo Cup Operating Corporation 10.500%, 11/01/2013	15,000	15,300
		117,150

	Amount	Value
Metals & Mining — 1.90%
Atkore International, Inc. 9.875%, 01/01/2018	$35,000	$33,688
AM Castle & Company 12.750%, 12/15/2016 (Acquired 12/12/2011, Cost $19,306) (r)	20,000	20,200
Novelis, Inc. 8.750%, 12/15/2020	14,000	15,085
Rain CII Carbon LLC/ CII Carbon Corporation 8.000%, 12/01/2018 (Acquired 12/31/2010 — 12/07/2011, Cost $35,769) (r)	35,000	35,087
SunCoke Energy, Inc. 7.625%, 08/01/2019 (Acquired 07/20/2011, Cost $35,333) (r)	35,000	35,174
Tempel Steel Company 12.000%, 08/15/2016 (Acquired 07/28/2011 — 08/24/2011, Cost $19,447) (i) (r)	20,000	19,000
		158,234
Paper & Forest Products — 1.03%
Ainsworth Lumber Company Limited 11.000%, 07/29/2015 (Acquired 12/31/2010 — 12/31/2011, Cost $41,386) (p) (r)	42,025	27,526
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/2016 (Acquired 05/17/2011, Cost $36,318) (r)	36,000	36,180
Verso Paper Holdings LLC/ Verso Paper, Inc. 8.750%, 02/01/2019	35,000	21,525
		85,231
TOTAL MATERIALS		498,340
TELECOMMUNICATION SERVICES — 0.43% Wireless Telecommunication Services — 0.43%
Wind Acquisition Finance SA 11.750%, 07/15/2017 (Acquired 07/20/2011, Cost $16,610) (r)	15,000	13,500
Wind Acquisition Holdings Finance SA 12.250%, 07/15/2017 (Acquired 07/05/2011 — 08/17/2011, Cost $33,342) (p) (r)	30,000	22,125
		35,625
TOTAL TELECOMMUNICATION SERVICES		35,625

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Amount	Value
UTILITIES — 1.84% Electric Utilities — 0.90%
Calpine Corporation 7.250%, 10/15/2017 (Acquired 10/04/2011, Cost $9,525) (r)	$10,000	$10,550
NRG Energy, Inc. 7.875%, 05/15/2021 (Acquired 05/10/2011 — 08/15/2011, Cost $34,712) (r)	35,000	34,300
Texas Competitive Electric Holdings Company LLC/ Texas Competitive Electric Holdings Finance, Inc. 11.500%, 10/01/2020 (Acquired 04/18/2011 — 07/07/2011, Cost $34,938) (r)	35,000	29,881
		74,731
Independent Power Producers & Energy Traders — 0.52%
Edison Mission Energy 7.000%, 05/15/2017	30,000	19,650
GenOn Americas Generation LLC 8.500%, 10/01/2021	25,000	23,438
		43,088
Multi-Utilities — 0.42%
Energy Future Intermediate Holding Company LLC 9.750%, 10/15/2019	35,000	35,175
TOTAL UTILITIES		152,994
Total corporate bonds (Cost $3,071,624)		2,957,234
WARRANTS — 0.06%	Shares Held
CONSUMER DISCRETIONARY — 0.06% Automobiles — 0.06%
General Motors Company (a) Expiration: July 2016, Exercise Price: $10.00 (a)	425	4,985
General Motors Company (a) Expiration: July 2019, Exercise Price: $18.33 (a)	19	149
TOTAL CONSUMER DISCRETIONARY		5,134
Total warrants (Cost $11,639)		5,134
Total investments — 97.87% (Cost $8,158,184)		8,128,917
Time deposit* — 1.09%		90,216
Other assets in excess of liabilities — 1.04%		86,415
Net assets — 100.00%		$8,305,548

(a) — Non-income producing security.

(b) — The coupon rate shown on variable rate securities represents the rate at December 31, 2011.

(c) — All or a portion of this security is segregated as collateral.

(f) — Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.

(i) — Illiquid security.

(p) — Payment in-kind security.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $1,200,045, representing 14.45% of net assets.

ADR — American Depositary Receipt

* — Time deposit with Bank of America bears interest at 0.03% and matures on 1/3/2012. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley High Yield Fund (Unaudited)

Largest Issuers	Percent of net assets
CIT Group, Inc.	2.01%
International Lease Finance Corporation	1.32%
Petroquest Energy, Inc.	1.30%
Health Management Associates, Inc.	1.29%
First Data Corporation	1.25%
Building Materials Corporation of America	1.24%
American International Group, Inc.	1.22%
Freescale Semiconductor, Inc.	1.21%
Countrywide Capital V	1.20%
PHH Corporation	1.18%

CORPORATE BONDS — 87.20%	Amount	Value
Aerospace/Defense — 0.91%
Huntington Ingalls Industries, Inc. 7.125%, 03/15/2021 (Acquired 08/24/2011 — 09/30/2011, Cost $3,489,815) (r)	$3,750,000	$3,693,750
Airlines — 3.15%
America West Airlines Pass Through Trust — Series 2001-1 7.100%, 04/02/2021	3,796,225	3,587,622
Continental Airlines, Inc. Pass Through Trust — Series 2003-ERJ1 7.875%, 07/02/2018	3,187,474	3,127,709
Delta Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 8.021%, 08/10/2022	3,358,636	3,295,661
United Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 7.336%, 07/02/2019 (Acquired 06/23/2011 — 07/28/2011, Cost $2,837,563) (e) (i)	2,976,011	2,797,450
		12,808,442
Apparel/Textiles — 1.03%
Quiksilver, Inc. 6.875%, 04/15/2015	4,486,000	4,188,803
Auto Loans — 1.37%
Credit Acceptance Corporation 9.125%, 02/01/2017 (Acquired 02/28/2011 — 10/21/2011, Cost $3,547,236) (c) (r)	3,335,000	3,493,413
Ford Motor Credit Company LLC 5.875%, 08/02/2021	1,990,000	2,077,793
		5,571,206

	Amount	Value
Auto Parts & Equipment — 4.01%
Affinia Group, Inc. 10.750%, 08/15/2016 (Acquired 08/06/2009 — 10/04/2011, Cost $2,355,848) (r)	$2,228,000	$2,417,380
Allison Transmission, Inc. 7.125%, 05/15/2019 (Acquired 04/27/2011 — 10/20/2011, Cost $2,981,193) (r)	3,025,000	2,979,625
American Axle & Manufacturing Holdings, Inc. 9.250%, 01/15/2017 (Acquired 12/10/2009 — 09/13/2011, Cost $2,854,429) (r)	2,700,000	2,942,999
American Axle & Manufacturing, Inc. 7.750%, 11/15/2019	1,499,000	1,476,515
Stoneridge, Inc. 9.500%, 10/15/2017 (Acquired 09/24/2010 — 11/01/2011, Cost $3,076,286) (r)	2,955,000	3,028,875
Tomkins LLC / Tomkins, Inc. 9.000%, 10/01/2018	3,119,000	3,473,786
		16,319,180
Automakers — 0.81%
Chrysler Group LLC 8.250%, 06/15/2021 (Acquired 05/19/2011 — 09/26/2011, Cost $3,521,112) (r)	3,600,000	3,294,000
Banking — 0.42%
Ally Financial, Inc. 7.250%, 09/15/2017	1,858,000	1,700,906
Building & Construction — 0.74%
M/I Homes, Inc. 8.625%, 11/15/2018	3,400,000	3,026,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley High Yield Fund (Unaudited)

	Amount	Value
Building Materials — 2.54%
Building Materials Corporation of America 6.750%, 05/01/2021 (Acquired 08/26/2011 — 11/21/2011, Cost $4,675,967) (r)	$4,791,000	$5,042,528
Masonite International Corporation 8.250%, 04/15/2021 (Acquired 09/06/2011 — 10/25/2011, Cost $2,425,148) (r)	2,540,000	2,501,900
Roofing Supply Group LLC/ Roofing Supply Finance, Inc. 8.625%, 12/01/2017 (Acquired 11/08/2010 — 08/18/2011, Cost $2,764,840) (r)	2,704,000	2,771,600
		10,316,028
Chemicals — 3.79%
Georgia Gulf Corporation 9.000%, 01/15/2017 (Acquired 12/11/2009 — 11/01/2011, Cost $2,998,073) (r)	2,869,000	3,048,312
Hexion U.S. Finance Corporation/ Hexion Nova Scotia Finance ULC 8.875%, 02/01/2018	3,130,000	2,950,025
Lyondell Basell Industries NV 6.000%, 11/15/2021 (Acquired 11/04/2011, Cost $1,000,000) (r)	1,000,000	1,042,500
Lyondell Chemical Company 8.000%, 11/01/2017	1,358,000	1,490,405
Momentive Performance Materials, Inc. 12.500%, 06/15/2014	2,350,000	2,502,750
9.000%, 01/15/2021	2,220,000	1,698,300
Omnova Solutions, Inc. 7.875%, 11/01/2018	3,055,000	2,657,850
		15,390,142
Consumer — Products — 0.99%
FGI Holding Company, Inc. 11.250%, 10/01/2015 (p)	1,302,964	1,299,707
FGI Operating Company, Inc. 10.250%, 08/01/2015	2,542,000	2,707,230
		4,006,937

	Amount	Value
Consumer/Commercial/Lease Financing — 4.93%
CIT Group, Inc. 7.000%, 05/01/2017 (c)	$405	$406
7.000%, 05/02/2017 (Acquired 12/10/2009 — 09/26/2011, Cost $8,180,963) (c) (r)	8,183,000	8,182,999
International Lease Finance Corporation 8.250%, 12/15/2020 (c)	5,320,000	5,386,500
SLM Corporation — Series A 8.450%, 06/15/2018 (c)	3,810,000	3,943,350
TransUnion LLC/ TransUnion Financing Corporation 11.375%, 06/15/2018	2,220,000	2,547,450
		20,060,705
Department Stores — 0.91%
Dillard's, Inc. 6.625%, 01/15/2018	545,000	539,550
7.130%, 08/01/2018	3,115,000	3,150,044
		3,689,594
Discount Stores — 0.37%
Number Merger Sub, Inc. 11.000%, 12/15/2019 (Acquired 12/14/2011, Cost $1,500,000) (r)	1,500,000	1,522,500
Diversified Capital Goods — 0.22%
FCC Holdings, Inc. 12.000%, 12/15/2015 (Acquired 01/03/2011, Cost $1,253,125) (i) (r)	1,250,000	896,875

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley High Yield Fund (Unaudited)

	Amount	Value
Electric — Generation — 5.05%
Calpine Corporation 7.250%, 10/15/2017 (Acquired 09/28/2011 — 10/04/2011, Cost $2,912,308) (r)	$2,990,000	$3,154,450
Edison Mission Energy 7.500%, 06/15/2013	2,680,000	2,613,000
7.000%, 05/15/2017 (c)	3,105,000	2,033,775
Energy Future Holdings Corporation 9.750%, 10/15/2019	2,113,000	2,123,565
Energy Future Intermediate Holding Company LLC 9.750%, 10/15/2019	2,112,000	2,122,560
GenOn Americas Generation LLC 8.500%, 10/01/2021	3,158,000	2,960,625
NRG Energy, Inc. 7.875%, 05/15/2021 (Acquired 05/10/2011 — 10/14/2011, Cost $3,915,645) (r)	3,985,000	3,905,300
Texas Competitive Electric Holdings Company LLC/ Texas Competitive Electric Holdings Finance, Inc. 11.500%, 10/01/2020 (Acquired 04/14/2011 — 07/07/2011, Cost $1,868,913) (r)	1,875,000	1,600,781
		20,514,056
Electronics — 1.21%
Freescale Semiconductor, Inc. 9.250%, 04/15/2018 (Acquired 04/20/2010 — 10/05/2011, Cost $3,168,013) (r)	3,105,000	3,333,994
10.750%, 08/01/2020	1,525,000	1,597,438
		4,931,432
Energy — Exploration & Production — 5.46%
Bill Barrett Corporation 7.625%, 10/01/2019	2,080,000	2,184,000
Comstock Resources, Inc. 8.375%, 10/15/2017	2,132,000	2,073,370
7.750%, 04/01/2019	1,940,000	1,852,700
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/2017	2,750,000	2,997,500
Petroquest Energy, Inc. 10.000%, 09/01/2017	5,125,000	5,304,375
Stone Energy Corporation 8.625%, 02/01/2017	4,517,000	4,629,925
Unit Corporation 6.625%, 05/15/2021	3,128,000	3,143,640
		22,185,510
Food — Wholesale — 0.66%
Del Monte Corporation 7.625%, 02/15/2019	2,775,000	2,677,875

	Amount	Value
Forestry/Paper — 1.94%
Ainsworth Lumber Company Limited 11.000%, 07/29/2015 (Acquired 02/22/2010 — 12/30/2011, Cost $2,985,586) (p) (r)	$2,987,058	$1,956,523
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/2016 (Acquired 05/17/2011 — 12/05/2011, Cost $3,691,953) (r)	3,645,000	3,663,224
Verso Paper Holdings LLC/ Verso Paper, Inc. 8.750%, 02/01/2019	3,713,000	2,283,495
		7,903,242
Gaming — 1.94%
Caesars Entertainment Operating Company, Inc. 10.000%, 12/15/2018	3,135,000	2,163,150
CityCenter Holdings LLC/ CityCenter Finance Corporation 11.500%, 01/15/2017 (Acquired 01/13/2011 — 10/06/2011, Cost $3,304,370) (p) (r)	3,383,375	3,506,022
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corporation 7.750%, 08/15/2020	2,000,000	2,230,000
		7,899,172
Health Facilities — 3.57%
Capella Healthcare 9.250%, 07/01/2017	3,520,000	3,590,400
HCA, Inc. 6.500%, 02/15/2020 (c)	3,775,000	3,926,000
Health Management Associates, Inc. 6.125%, 04/15/2016	3,807,000	3,959,280
7.375%, 01/15/2020 (Acquired 11/08/2011, Cost $1,240,000) (r)	1,240,000	1,292,700
Surgical Care Affiliates, Inc. 10.000%, 07/15/2017 (Acquired 12/15/2009 — 02/08/2011, Cost $1,803,759) (i) (r)	1,790,000	1,727,350
		14,495,730
Health Services — 2.01%
AMGH Merger Sub, Inc. 9.250%, 11/01/2018 (Acquired 10/15/2010 — 03/08/2011, Cost $2,134,382) (r)	2,055,000	2,126,925
Emergency Medical Services Corporation 8.125%, 06/01/2019	2,680,000	2,686,700
STHI Holding Corporation 8.000%, 03/15/2018 (Acquired 03/11/2011 — 10/07/2011, Cost $3,289,409) (r)	3,255,000	3,360,788
		8,174,413

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley High Yield Fund (Unaudited)

	Amount	Value
Investments & Miscellaneous Financial Services — 0.66%
Constellation Enterprises LLC 10.625%, 02/01/2016 (Acquired 01/20/2011 — 12/01/2011, Cost $2,823,763) (i) (r)	$2,830,000	$2,674,350
Leisure — 1.78%
NCL Corporation Limited 11.750%, 11/15/2016	1,910,000	2,206,050
9.500%, 11/15/2018	1,770,000	1,854,075
Seven Seas Cruises LLC 9.125%, 05/15/2019 (Acquired 05/13/2011 — 10/14/2011, Cost $3,159,574) (r)	3,088,000	3,172,920
		7,233,045
Life Insurance — 1.03%
CNO Financial Group, Inc. 9.000%, 01/15/2018 (Acquired 12/14/2010 — 10/27/2011, Cost $4,087,220) (c) (r)	3,945,000	4,181,700
Machinery — 1.73%
Altra Holdings, Inc. 8.125%, 12/01/2016	3,649,000	3,895,307
The Manitowoc Company, Inc. 8.500%, 11/01/2020	2,970,000	3,144,488
		7,039,795
Managed Care — 0.53%
AMERIGROUP Corporation 7.500%, 11/15/2019	2,100,000	2,173,500
Media — Broadcast — 1.26%
Cumulus Media, Inc. 7.750%, 05/01/2019 (Acquired 04/29/2011 — 10/07/2011, Cost $3,314,197) (r)	3,510,000	3,132,675
Entercom Radio LLC 10.500%, 12/01/2019 (Acquired 11/18/2011, Cost $1,953,706) (r)	1,980,000	1,989,900
		5,122,575

	Amount	Value
Media — Cable — 4.38%
Bresnan Broadband Holdings LLC 8.000%, 12/15/2018 (Acquired 12/01/2010 — 09/30/2011, Cost $3,109,928) (r)	$3,043,000	$3,179,935
CCO Holdings LLC / CCO Holdings Capital Corporation 7.375%, 06/01/2020	3,800,000	4,028,000
Cequel Communications Holdings I LLC/ Cequel Capital Corporation 8.625%, 11/15/2017 (Acquired 10/30/2009 — 11/04/2011, Cost $3,383,424) (r)	3,365,000	3,583,725
Kabel BW GmbH 7.500%, 03/15/2019 (Acquired 03/23/2011 — 11/15/2011, Cost $3,397,987) (r)	3,400,000	3,587,000
Unitymedia Hessen GmbH & Company/ Unitymedia NRW GmbH 8.125%, 12/01/2017 (Acquired 11/17/2009 — 08/26/2011, Cost $3,322,391) (r)	3,220,000	3,417,225
		17,795,885
Media — Services — 0.66%
Clear Channel Worldwide Holdings, Inc. — Series B 9.250%, 12/15/2017 (c)	2,460,000	2,669,100
Medical Products — 3.04%
Fresenius Medical Care U.S. Finance, Inc. 6.500%, 09/15/2018 (Acquired 09/08/2011 — 09/29/2011, Cost $4,015,750) (r)	3,940,000	4,146,850
Grifols, Inc. 8.250%, 02/01/2018	2,850,000	3,006,750
Kinetic Concepts, Inc. / KCI USA, Inc. 10.500%, 11/01/2018 (Acquired 10/25/2011 — 11/10/2011, Cost $2,366,873) (r)	2,400,000	2,358,000
Merge Healthcare, Inc. 11.750%, 05/01/2015	2,680,000	2,854,200
		12,365,800

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley High Yield Fund (Unaudited)

	Amount	Value
Metals/Mining Excluding Steel — 2.43%
Novelis, Inc. 8.750%, 12/15/2020	$2,515,000	$2,709,913
Rain CII Carbon LLC/ CII Carbon Corporation 8.000%, 12/01/2018 (Acquired 11/23/2010 — 12/07/2011, Cost $4,274,141) (r)	4,212,000	4,222,530
SunCoke Energy, Inc. 7.625%, 08/01/2019 (Acquired 07/20/2011 — 08/31/2011, Cost $2,973,775) (r)	2,950,000	2,964,750
		9,897,193
Multi-Line Insurance — 1.22%
American International Group, Inc. 8.175%, 05/15/2058 (b) (c)	5,515,000	4,963,500
Oil Field Equipment & Services — 3.89%
American Petroleum Tankers Parent LLC/ American Petroleum Tankers Company 10.250%, 05/01/2015	3,796,000	3,890,899
McJunkin Red Man Corporation 9.500%, 12/15/2016 (c)	1,820,000	1,856,400
Parker Drilling Company 9.125%, 04/01/2018	3,555,000	3,759,413
PHI, Inc. 8.625%, 10/15/2018	3,175,000	3,198,813
Thermon Industries, Inc. 9.500%, 05/01/2017	2,890,000	3,128,425
		15,833,950
Oil Refining & Marketing — 0.82%
Holly Frontier Corporation 9.875%, 06/15/2017	3,000,000	3,330,000
Packaging — 3.11%
BWAY Holding Company 10.000%, 06/15/2018	3,025,000	3,236,750
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC 7.875%, 08/15/2019 (Acquired 07/26/2011, Cost $2,970,233) (r)	2,960,000	3,108,000
9.875%, 08/15/2019 (Acquired 10/06/2011 — 10/17/2011, Cost $1,355,759) (r)	1,500,000	1,462,500
Solo Cup Company 8.500%, 02/15/2014	3,149,000	2,912,825
Solo Cup Company / Solo Cup Operating Corporation 10.500%, 11/01/2013	1,900,000	1,938,000
		12,658,075

	Amount	Value
Pharmaceuticals — 1.63%
ConvaTec Healthcare E SA 10.500%, 12/15/2018 (Acquired 12/28/2010 — 10/06/2011, Cost $3,455,000) (r)	$3,390,000	$3,042,525
Endo Pharmaceuticals Holdings, Inc. 7.250%, 01/15/2022	3,350,000	3,580,313
		6,622,838
Printing & Publishing — 0.96%
Valassis Communications, Inc. 6.625%, 02/01/2021	4,195,000	3,922,325
Railroads — 0.71%
Florida East Coast Railway Corporation 8.125%, 02/01/2017	2,894,000	2,872,295
Restaurants — 1.83%
CKE Restaurants, Inc. 11.375%, 07/15/2018	3,771,000	4,129,245
DineEquity, Inc. 9.500%, 10/30/2018	3,080,000	3,322,550
		7,451,795
Software/Services — 1.74%
Ceridian Corporation 11.250%, 11/15/2015 (c)	2,560,000	2,009,600
First Data Corporation 10.550%, 09/24/2015	1,758,282	1,685,753
8.875%, 08/15/2020 (Acquired 08/11/2010 — 12/05/2011, Cost $3,435,356) (r)	3,375,000	3,391,875
		7,087,228
Steel Producers/Products — 1.69%
Atkore International, Inc. 9.875%, 01/01/2018	2,615,000	2,516,938
AM Castle & Company 12.750%, 12/15/2016 (Acquired 12/12/2011, Cost $2,345,721) (r)	2,430,000	2,454,300
Tempel Steel Company 12.000%, 08/15/2016 (Acquired 07/28/2011 — 08/24/2011, Cost $1,925,272) (i) (r)	1,980,000	1,881,000
		6,852,238

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley High Yield Fund (Unaudited)

	Amount	Value
Support — Services — 2.16%
PHH Corporation 7.125%, 03/01/2013	$1,000,000	$967,500
9.250%, 03/01/2016	4,005,000	3,824,775
RSC Equipment Rental, Inc./ RSC Holdings III LLC 8.250%, 02/01/2021	2,096,000	2,132,680
United Rentals North America, Inc. 8.375%, 09/15/2020	1,885,000	1,847,300
		8,772,255
Telecom — Wireless — 0.73%
Wind Acquisition Finance SA 11.750%, 07/15/2017 (Acquired 07/20/2011 — 10/19/2011, Cost $1,759,561) (r)	1,650,000	1,485,000
Wind Acquisition Holdings Finance SA 12.250%, 07/15/2017 (Acquired 01/05/2011 — 10/19/2011, Cost $2,114,346) (p) (r)	2,010,625	1,482,836
		2,967,836
Telecommunications Equipment — 0.82%
CDW LLC/ CDW Finance Corporation 11.500%, 10/12/2015 (p)	12,999	13,714
12.535%, 10/12/2017	1,000,000	1,010,000
8.500%, 04/01/2019	2,275,000	2,303,437
		3,327,151
Transportation Excluding Air/Rail — 0.36%
Overseas Shipholding Group, Inc. 7.500%, 02/15/2024	2,732,000	1,454,790
Total corporate bonds (Cost $357,342,720)		354,535,717
CONVERTIBLE BONDS — 0.68%
Auto Parts & Equipment — 0.68%
Meritor, Inc. 4.000%, 02/15/2027 (b)	4,278,000	2,780,700
Total convertible bonds (Cost $3,589,351)		2,780,700
CONVERTIBLE PREFERRED STOCKS — 2.33%	Shares Held
Auto Parts & Equipment — 0.75%
The Goodyear Tire & Rubber Company, 5.875%	63,050	3,067,383
Banking — 1.23%
Citigroup, Inc., 7.500%	38,196	3,103,425
KeyCorp, 7.750%	17,800	1,880,392
		4,983,817

	Shares Held	Value
Multi-Line Insurance — 0.35%
Hartford Financial Services Group, Inc. — Series F, 7.250%	75,440	$1,416,763
Total convertible preferred stocks (Cost $10,947,517)		9,467,963
PREFERRED STOCKS — 4.55%
Banking — 3.31%
Ally Financial, Inc., 7.000% (Acquired 10/22/2010 — 03/24/2011, Cost $2,363,725) (r)	2,570	1,842,449
Countrywide Capital V, 7.000%	241,164	4,890,805
GMAC Capital Trust I — Series 2, 8.125% (b)	168,375	3,256,373
Zions Bancorporation, 9.500%	136,435	3,444,984
		13,434,611
Hotels — 1.15%
Strategic Hotels & Resorts, Inc. — Series A, 8.500% (a)	98,100	2,830,185
Strategic Hotels & Resorts, Inc. — Series C, 8.250% (a)	64,700	1,843,950
		4,674,135
Investments & Miscellaneous Financial Services — 0.09%
Federal Home Loan Mortgage Corporation — Series Z, 8.375% (a) (b)	282,538	375,776
Total preferred stocks (Cost $19,131,081)		18,484,522
COMMON STOCKS — 0.34%
Automakers — 0.34%
General Motors Company — Escrow (a) (f) (i)	352,400	0
General Motors Company (a)	67,091	1,359,935
Total common stocks (Cost $2,275,257)		1,359,935
WARRANTS — 0.10%
Automakers — 0.10%
General Motors Company (a) Expiration: July 2016, Exercise Price: $10.00 (a)	32,654	383,031
General Motors Company (a) Expiration: July 2019, Exercise Price: $18.33 (a)	1,483	11,597
Total warrants (Cost $735,178)		394,628
Total investments — 95.20% (Cost $394,021,104)		387,023,465
Time deposits* — 3.42%		13,914,399
Other assets in excess of liabilities — 1.38%		5,619,700
Net assets — 100.00%		$406,557,564

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2011

Hotchkis & Wiley High Yield Fund (Unaudited)

(a) — Non-income producing security.

(b) — The coupon rate shown on variable rate securities represents the rate at December 31, 2011.

(c) — All or a portion of this security is segregated as collateral.

(e) — Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $2,797,450, representing 0.69% of net assets.

(f) — Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.

(i) — Illiquid security.

(p) — Payment in-kind security.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $139,249,358, representing 34.25% of net assets.

* — Time deposits of $1,200,000 with Bank of America, $3,114,399 with Brown Brothers Harriman & Co., $1,200,000 with Citibank, $1,200,000 with HSBC Bank, $1,200,000 with JPMorgan Chase and $6,000,000 with Wells Fargo bear interest at 0.03% and mature on 1/3/2012. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts — December 31, 2011

Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS — SELL PROTECTION(1)
Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Notional Amount(2)	Premiums Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Markit CDX.NA.HY.17	JPMorgan Chase & Company(3)	5.00%	12/20/2016	$10,290,000	$(1,100,623)	$(705,829)	$394,794

(1)  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2)  The maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)  Standard & Poor's rating of JPMorgan Chase & Company, the counterparty, as of December 31, 2011 was A.

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

DECEMBER 31, 2011 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Assets:
Investments, at value*
Unaffiliated issuers	$333,955,227	$555,931,206	$1,048,251,202	$248,113,279
Affiliated issuers	—	—	56,213,136	3,342,339
Collateral for securities on loan	—	6,429,125	17,613,015	—
Time deposit	3,689,944	13,453,787	4,205,098	11,302,905
Dividends and interest receivable	1,108,230	2,580,021	2,073,521	201,906
Receivable for investments sold	214,907	31,394,406	31,724	—
Receivable for Fund shares sold	1,842,972	596,202	793,939	484,744
Other assets	77,815	91,376	122,016	36,167
Total assets	$340,889,095	$610,476,123	$1,129,303,651	$263,481,340
Liabilities:
Collateral for securities on loan	$—	$6,429,125	$17,613,015	$—
Payable for investments purchased	58,512	2,903,625	—	—
Payable for Fund shares repurchased	279,773	36,457,672	6,931,986	291,913
Payable to Advisor	205,349	399,373	693,807	166,036
Payable to Trustees	140	—	316	143
Accrued distribution and service fees	67,515	260,508	234,190	129,928
Accrued expenses and other liabilities	303,790	449,027	652,005	146,030
Total liabilities	915,079	46,899,330	26,125,319	734,050
Net assets	$339,974,016	$563,576,793	$1,103,178,332	$262,747,290
Net Assets consist of:
Paid-in capital	$1,204,527,333	$1,969,042,875	$1,786,780,266	$320,958,902
Undistributed net investment income	2,614,502	7,199,770	2,604,113	695,323
Undistributed net realized loss on securities	(763,032,770)	(1,195,725,451)	(414,308,320)	(17,862,185)
Net unrealized depreciation of securities	(104,135,049)	(216,940,401)	(271,897,727)	(41,044,750)
Net assets	$339,974,016	$563,576,793	$1,103,178,332	$262,747,290
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$290,885,050	$350,031,850	$901,477,538	$211,294,240
Shares outstanding (unlimited shares $0.001 par value authorized)	32,509,495	22,835,912	41,166,366	5,665,516
Net asset value per share	$8.95	$15.33	$21.90	$37.29
Calculation of Net Asset Value Per Share — Class A
Net assets	$36,082,406	$174,105,915	$174,404,856	$41,848,223
Shares outstanding (unlimited shares $0.001 par value authorized)	4,011,906	11,427,132	8,037,609	1,125,056
Net asset value per share	$8.99	$15.24	$21.70	$37.20
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$9.49	$16.08	$22.90	$39.26
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$13,006,560	$27,672,663	$23,448,177	$9,604,827
Shares outstanding (unlimited shares $0.001 par value authorized)	1,461,942	1,857,077	1,156,757	283,314
Net asset value per share	$8.90	$14.90	$20.27	$33.90
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$11,766,365	$3,847,761
Shares outstanding (unlimited shares $0.001 par value authorized)		767,478	176,112
Net asset value per share		$15.33	$21.85
*Cost of investments
Unaffiliated issuers	$438,090,276	$772,871,607	$1,295,496,570	$287,624,783
Affiliated issuers	—	—	80,865,495	4,875,585

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

DECEMBER 31, 2011 (UNAUDITED)

	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Assets:
Investments, at value*	$67,812,240	$8,128,917	$387,023,465
Time deposit	871,718	90,216	13,914,399
Unrealized appreciation on credit default swap contracts	—	—	394,794
Cash held as collateral	—	—	720,000
Dividends and interest receivable	164,935	92,032	7,561,462
Receivable for investments sold	—	26,192	—
Receivable for Fund shares sold	41,941	22,000	1,276,607
Receivable from Advisor	—	9,431	—
Other assets	28,256	18,762	52,018
Total assets	$68,919,090	$8,387,550	$410,942,745
Liabilities:
Premiums received for credit default swap contracts	$—	$—	$1,100,623
Payable for investments purchased	—	48,986	—
Payable for Fund shares repurchased	454,300	68	2,089,704
Payable to Advisor	43,683	—	179,707
Payable to Trustees	177	5	1,407
Accrued distribution and service fees	65,582	199	71,121
Distributions payable to shareholders	—	6,142	856,219
Accrued expenses and other liabilities	46,915	26,602	86,400
Total liabilities	610,657	82,002	4,385,181
Net assets	$68,308,433	$8,305,548	$406,557,564
Net Assets consist of:
Paid-in capital	$77,171,951	$8,291,951	$415,582,667
Undistributed net investment income (loss)	311,357	(779)	(542,038)
Undistributed net realized gain (loss) on securities	(2,500,380)	43,643	(1,880,220)
Net unrealized appreciation (depreciation) of
Securities	(6,674,495)	(29,267)	(6,997,639)
Credit default swap contracts	—	—	394,794
Net assets	$68,308,433	$8,305,548	$406,557,564
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$33,567,906	$7,964,040	$310,563,966
Shares outstanding (unlimited shares $0.001 par value authorized)	1,908,832	793,732	26,370,560
Net asset value per share	$17.59	$10.03	$11.78
Calculation of Net Asset Value Per Share — Class A
Net assets	$24,412,471	$341,508	$95,993,598
Shares outstanding (unlimited shares $0.001 par value authorized)	1,385,622	33,795	8,198,591
Net asset value per share	$17.62	$10.11	$11.71
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$18.60
(Net asset value per share divided by 0.9525)		$10.61
(Net asset value per share divided by 0.9625)			$12.17
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$10,328,056
Shares outstanding (unlimited shares $0.001 par value authorized)	612,816
Net asset value per share	$16.85
*Cost of investments	$74,486,735	$8,158,184	$394,021,104

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Investment income:
Dividends*	$4,780,622	$11,560,658	$9,217,852	$2,300,527
Interest	510	1,472	996	954
Securities on loan	11,675	28,695	66,213	196
Total income	4,792,807	11,590,825	9,285,061	2,301,677
Expenses:
Advisory fees	1,288,606	2,866,166	4,186,953	1,011,455
Professional fees and expenses	21,641	45,143	57,106	18,347
Custodian fees and expenses	9,054	26,241	22,289	5,903
Transfer agent fees and expenses	321,630	789,472	1,453,038	302,173
Accounting fees and expenses	25,009	50,559	72,412	20,358
Administration fees and expenses	68,559	152,317	222,636	53,761
Trustees' fees and expenses	26,503	65,138	88,403	21,593
Reports to shareholders	27,619	41,928	85,760	22,264
Registration fees	22,834	37,144	46,729	28,891
Distribution and service fees — Class A	47,906	256,799	231,731	58,456
Distribution and service fees — Class C	61,657	151,125	135,821	47,399
Distribution and service fees — Class R	—	29,505	10,435	—
Other expenses	22,968	63,849	70,488	15,754
Total expenses	1,943,986	4,575,386	6,683,801	1,606,354
Expense waiver by Advisor (Note 2)	(202,188)	(184,289)	(2,853)	—
Net expenses	1,741,798	4,391,097	6,680,948	1,606,354
Net investment income	3,051,009	7,199,728	2,604,113	695,323
Realized and Unrealized Gains (Losses) on Securities:
Net realized gains (losses) from:
Sales of unaffiliated issuers	(8,893,859)	(55,240,877)	(60,715,268)	196,461
Sales of affiliated issuers	—	—	1,525,239	—
Net realized gains (losses) on securities	(8,893,859)	(55,240,877)	(59,190,029)	196,461
Net change in unrealized depreciation of securities	(28,965,269)	(25,647,809)	(111,257,098)	(50,805,139)
Net losses on securities	(37,859,128)	(80,888,686)	(170,447,127)	(50,608,678)
Net Decrease in Net Assets Resulting from Operations	$(34,808,119)	$(73,688,958)	$(167,843,014)	$(49,913,355)
*Net of Foreign Taxes Withheld	$51,534	$108,147	$239,123	$36,619

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)

	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Investment income:
Dividends*	$748,737	$101,830	$1,033,901
Interest	61,703	121,287	12,940,474
Securities on loan	141	—	—
Total income	810,581	223,117	13,974,375
Expenses:
Advisory fees	268,818	25,208	928,634
Professional fees and expenses	11,335	8,601	22,280
Custodian fees and expenses	4,238	2,121	6,719
Transfer agent fees and expenses	58,553	11,914	107,808
Accounting fees and expenses	7,717	18,270	30,191
Administration fees and expenses	14,284	8,981	67,695
Trustees' fees and expenses	5,936	575	22,203
Reports to shareholders	5,685	1,143	20,605
Registration fees	24,156	25,321	22,472
Distribution and service fees — Class A	34,034	178	108,225
Distribution and service fees — Class C	53,871	—	—
Other expenses	4,495	699	13,264
Total expenses	493,122	103,011	1,350,096
Expense waiver by Advisor (Note 2)	—	(71,974)	(59,972)
Net expenses	493,122	31,037	1,290,124
Net investment income	317,459	192,080	12,684,251
Realized and Unrealized Gains (Losses) on Securities:
Net realized gains (losses) from:
Sales of unaffiliated issuers	(1,831,957)	17,232	(2,031,871)
Sales of affiliated issuers	(173,993)	—	—
Foreign currency transactions	(1,392)	—	—
Credit default swap contracts	—	—	233,377
Net realized gains (losses) on securities	(2,007,342)	17,232	(1,798,494)
Net change in unrealized appreciation (depreciation) of:
Securities	(11,090,968)	(181,608)	(11,929,753)
Credit default swap contracts	—	—	394,794
Net change in unrealized depreciation of securities	(11,090,968)	(181,608)	(11,534,959)
Net losses on securities	(13,098,310)	(164,376)	(13,333,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,780,851)	$27,704	$(649,202)
*Net of Foreign Taxes Withheld	$9,804	$670	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Diversified Value Fund		Large Cap Value Fund
	Six months ended December 31, 2011 (unaudited)	Year ended June 30, 2011	Six months ended December 31, 2011 (unaudited)	Year ended June 30, 2011
Operations:
Net investment income	$3,051,009	$6,131,385	$7,199,728	$16,377,846
Net realized gains (losses) on securities	(8,893,859)	29,115,834	(55,240,877)	109,009,985
Net change in unrealized appreciation (depreciation) of securities	(28,965,269)	61,828,896	(25,647,809)	142,849,684
Net increase (decrease) in net assets resulting from operations	(34,808,119)	97,076,115	(73,688,958)	268,237,515
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(5,329,535)	(3,189,584)	(10,226,590)	(1,195,113)
Class A	(538,969)	(592,761)	(4,199,899)	(510,391)
Class C	(141,247)	(67,992)	(472,418)	—
Class R	—	—	(220,578)	—
Net realized gains on securities:
Class I	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(6,009,751)	(3,850,337)	(15,119,485)	(1,705,504)
Capital Share Transactions:
Net decrease in net assets resulting from capital share transactions	(6,900,467)	(96,800,822)	(306,946,765)	(350,959,563)
Net Assets:
Total decrease in net assets	(47,718,337)	(3,575,044)	(395,755,208)	(84,427,552)
Beginning of period	387,692,353	391,267,397	959,332,001	1,043,759,553
End of period	$339,974,016	$387,692,353	$563,576,793	$959,332,001
Undistributed net investment income	$2,614,502	$5,573,244	$7,199,770	$15,119,527

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Mid-Cap Value Fund		Small Cap Value Fund
	Six months ended December 31, 2011 (unaudited)	Year ended June 30, 2011	Six months ended December 31, 2011 (unaudited)	Year ended June 30, 2011
Operations:
Net investment income (loss)	$2,604,113	$1,522,129	$695,323	$(562,964)
Net realized gains (losses) on securities	(59,190,029)	176,496,301	196,461	5,887,154
Net change in unrealized appreciation (depreciation) of securities	(111,257,098)	205,594,616	(50,805,139)	76,081,588
Net increase (decrease) in net assets resulting from operations	(167,843,014)	383,613,046	(49,913,355)	81,405,778
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(668,761)	(3,219,747)	—	(317,460)
Class A	—	(477,326)	—	(36,859)
Class C	—	—	—	—
Class R	—	(4,022)	—	—
Net realized gains on securities:
Class I	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(668,761)	(3,701,095)	—	(354,319)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(82,295,132)	(152,876,673)	(17,353,552)	32,329,916
Net Assets:
Total increase (decrease) in net assets	(250,806,907)	227,035,278	(67,266,907)	113,381,375
Beginning of period	1,353,985,239	1,126,949,961	330,014,197	216,632,822
End of period	$1,103,178,332	$1,353,985,239	$262,747,290	$330,014,197
Undistributed net investment income	$2,604,113	$668,761	$695,323	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Value Opportunities Fund		Capital Income Fund		High Yield Fund
	Six months ended December 31, 2011 (unaudited)	Year ended June 30, 2011	Six months ended December 31, 2011 (unaudited)	Period ended June 30, 2011+	Six months ended December 31, 2011 (unaudited)	Year ended June 30, 2011
Operations:
Net investment income	$317,459	$376,176	$192,080	$162,052	$12,684,251	$14,893,456
Net realized gains (losses) on securities	(2,007,342)	4,215,662	17,232	62,672	(1,798,494)	10,733,809
Net change in unrealized appreciation (depreciation) of securities	(11,090,968)	15,223,713	(181,608)	152,341	(11,534,959)	4,360,950
Net increase (decrease) in net assets resulting from operations	(12,780,851)	19,815,551	27,704	377,065	(649,202)	29,988,215
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(251,139)	(338,384)	(200,340)	(149,527)	(9,937,070)	(12,260,396)
Class A	(115,490)	(193,897)	(4,102)	(942)	(3,289,796)	(2,703,890)
Class C	—	(61,725)	—	—	—	—
Net realized gains on securities:
Class I	(726,516)	—	(63,894)	—	(6,602,071)	(5,274,588)
Class A	(542,262)	—	(2,546)	—	(2,033,588)	(1,289,265)
Class C	(236,678)	—	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(1,872,085)	(594,006)	(270,882)	(150,469)	(21,862,525)	(21,528,139)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(3,120,650)	13,705,558	702,010	7,620,120	187,918,326	117,462,062
Net Assets:
Total increase (decrease) in net assets	(17,773,586)	32,927,103	458,832	7,846,716	165,406,599	125,922,138
Beginning of period	86,082,019	53,154,916	7,846,716	—	241,150,965	115,228,827
End of period	$68,308,433	$86,082,019	$8,305,548	$7,846,716	$406,557,564	$241,150,965
Undistributed net investment income (loss)	$311,357	$360,527	$(779)	$11,583	$(542,038)	$577

+ The Fund commenced operation on December 31, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Diversified Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver		Expenses		Net investment income (loss)
Class I
Six months ended 12/31/2011*	$10.01	$0.08	$(0.97)	$(0.89)	$(0.17)	$—	$(0.17)	$8.95	–8.87%	$290,885	0.95%[3]		1.07%[3]		1.84%[3]
Year ended 6/30/2011	7.94	0.15	2.02	2.17	(0.10)	—	(0.10)	10.01	27.44	328,273	0.95		1.12		1.59
Year ended 6/30/2010	6.77	0.12	1.25	1.37	(0.20)	—	(0.20)	7.94	20.22	330,586	0.95		1.11		1.48
Year ended 6/30/2009	9.57	0.16	(2.65)	(2.49)	(0.31)	—	(0.31)	6.77	–25.59	352,322	0.95		1.10		2.20
Year ended 6/30/2008	15.26	0.18	(4.88)	(4.70)	(0.14)	(0.85)	(0.99)	9.57	–32.13	1,132,685	0.95		0.98		1.46
Year ended 6/30/2007	12.85	0.11	2.68	2.79	(0.11)	(0.27)	(0.38)	15.26	21.80	1,712,419	0.95		0.98		0.77
Class A
Six months ended 12/31/2011*	10.03	0.07	(0.98)	(0.91)	(0.13)	—	(0.13)	8.99	–8.99	36,082	1.20	[3]	1.32	[3]	1.57	[3]
Year ended 6/30/2011	7.96	0.14	2.02	2.16	(0.09)	—	(0.09)	10.03	27.16	45,383	1.20		1.37		1.42
Year ended 6/30/2010	6.79	0.10	1.25	1.35	(0.18)	—	(0.18)	7.96	19.84	45,427	1.20		1.36		1.21
Year ended 6/30/2009	9.56	0.14	(2.64)	(2.50)	(0.27)	—	(0.27)	6.79	–25.83	60,533	1.20		1.36		1.98
Year ended 6/30/2008	15.21	0.14	(4.86)	(4.72)	(0.08)	(0.85)	(0.93)	9.56	–32.29	168,160	1.20		1.22		1.07
Year ended 6/30/2007	12.80	0.07	2.68	2.75	(0.07)	(0.27)	(0.34)	15.21	21.57	670,824	1.20		1.21		0.49
Class C
Six months ended 12/31/2011*	9.92	0.04	(0.96)	(0.92)	(0.10)	—	(0.10)	8.90	–9.28	13,007	1.95	[3]	2.07	[3]	0.88	[3]
Year ended 6/30/2011	7.90	0.06	2.00	2.06	(0.04)	—	(0.04)	9.92	26.11	14,036	1.95		2.12		0.61
Year ended 6/30/2010	6.74	0.04	1.26	1.30	(0.14)	—	(0.14)	7.90	19.17	15,254	1.95		2.11		0.47
Year ended 6/30/2009	9.41	0.11	(2.60)	(2.49)	(0.18)	—	(0.18)	6.74	–26.26	17,566	1.73		2.09		1.48
Year ended 6/30/2008	15.01	0.04	(4.79)	(4.75)	(0.00)[4]	(0.85)	(0.85)	9.41	–32.81	45,761	1.95		1.97		0.35
Year ended 6/30/2007	12.66	(0.03)	2.65	2.62	—	(0.27)	(0.27)	15.01	20.77	160,555	1.90		1.96		(0.21)

	Six Months Ended	Year Ended June 30,
	December 31, 2011*	2011	2010	2009	2008	2007
Portfolio turnover rate	22%	63%	43%	70%	74%	44%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver		Expenses		Net investment income
Class I
Six months ended 12/31/2011*	$16.96	$0.15	$(1.44)	$(1.29)	$(0.34)	$—	$(0.34)	$15.33	–7.63%	$350,032	1.05%[3]		1.09%[3]		2.02%[3]
Year ended 6/30/2011	13.32	0.26	3.42	3.68	(0.04)	—	(0.04)	16.96	27.61	588,823	1.05		1.07		1.60
Year ended 6/30/2010	11.49	0.21	1.99	2.20	(0.37)	—	(0.37)	13.32	20.08	478,653	1.05		1.09		1.51
Year ended 6/30/2009	16.33	0.29	(4.80)	(4.51)	(0.33)	(0.00)[4]	(0.33)	11.49	–27.81	500,821	1.05		1.07		2.45
Year ended 6/30/2008	26.62	0.33	(8.32)	(7.99)	(0.28)	(2.02)	(2.30)	16.33	–31.84	1,168,499	1.00		1.00		1.53
Year ended 6/30/2007	23.42	0.25	4.25	4.50	(0.29)	(1.01)	(1.30)	26.62	19.63	2,669,807	0.98		0.98		0.98
Class A
Six months ended 12/31/2011*	16.84	0.13	(1.43)	(1.30)	(0.30)	—	(0.30)	15.24	–7.72	174,106	1.30	[3]	1.34	[3]	1.70	[3]
Year ended 6/30/2011	13.25	0.21	3.39	3.60	(0.01)	—	(0.01)	16.84	27.21	319,863	1.30		1.31		1.33
Year ended 6/30/2010	11.44	0.16	2.01	2.17	(0.36)	—	(0.36)	13.25	19.82	512,120	1.30		1.34		1.17
Year ended 6/30/2009	16.25	0.27	(4.79)	(4.52)	(0.29)	(0.00)[4]	(0.29)	11.44	–28.02	584,598	1.30		1.32		2.21
Year ended 6/30/2008	26.51	0.28	(8.31)	(8.03)	(0.21)	(2.02)	(2.23)	16.25	–32.06	1,397,045	1.25		1.25		1.28
Year ended 6/30/2007	23.32	0.19	4.24	4.43	(0.23)	(1.01)	(1.24)	26.51	19.35	3,060,990	1.22		1.22		0.73
Class C
Six months ended 12/31/2011*	16.48	0.07	(1.41)	(1.34)	(0.24)	—	(0.24)	14.90	–8.10	27,673	2.05	[3]	2.09	[3]	1.00	[3]
Year ended 6/30/2011	13.05	0.09	3.34	3.43	—	—	—	16.48	26.28	36,612	2.05		2.07		0.59
Year ended 6/30/2010	11.33	0.06	1.99	2.05	(0.33)	—	(0.33)	13.05	18.91	38,064	2.05		2.09		0.46
Year ended 6/30/2009	15.99	0.21	(4.72)	(4.51)	(0.15)	(0.00)[4]	(0.15)	11.33	–28.26	44,951	1.73		2.07		1.77
Year ended 6/30/2008	26.12	0.10	(8.18)	(8.08)	(0.03)	(2.02)	(2.05)	15.99	–32.59	116,947	2.00		2.00		0.45
Year ended 6/30/2007	22.96	0.03	4.19	4.22	(0.05)	(1.01)	(1.06)	26.12	18.62	452,182	1.83		1.97		0.12
Class R
Six months ended 12/31/2011*	16.95	0.12	(1.45)	(1.33)	(0.29)	—	(0.29)	15.33	–7.86	11,766	1.55	[3]	1.59	[3]	1.52	[3]
Year ended 6/30/2011	13.36	0.17	3.42	3.59	—	—	—	16.95	26.87	14,034	1.55		1.56		1.08
Year ended 6/30/2010	11.54	0.13	2.03	2.16	(0.34)	—	(0.34)	13.36	19.55	14,922	1.55		1.59		0.97
Year ended 6/30/2009	16.37	0.23	(4.83)	(4.60)	(0.23)	(0.00)[4]	(0.23)	11.54	–28.17	19,123	1.55		1.57		1.93
Year ended 6/30/2008	26.68	0.22	(8.37)	(8.15)	(0.14)	(2.02)	(2.16)	16.37	–32.27	44,867	1.50		1.50		1.02
Year ended 6/30/2007	23.47	0.12	4.28	4.40	(0.18)	(1.01)	(1.19)	26.68	19.06	103,263	1.48		1.48		0.49

	Six Months Ended	Year Ended June 30,
	December 31, 2011*	2011	2010	2009	2008	2007
Portfolio turnover rate	36%	43%	47%	69%	55%	40%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver		Expenses		Net investment income (loss)
Class I
Six months ended 12/31/2011*	$24.96	$0.06	$(3.10)	$(3.04)	$(0.02)	$—	$(0.02)	$21.90	–12.19%	$901,478	1.13%[3]		1.13%[3]		0.54%[3]
Year ended 6/30/2011	18.14	0.05	6.85	6.90	(0.08)	—	(0.08)	24.96	38.05	1,077,149	1.08		1.08		0.20
Year ended 6/30/2010	13.76	0.05	4.49	4.54	(0.16)	—	(0.16)	18.14	33.00	875,883	1.10		1.10		0.29
Year ended 6/30/2009	17.44	0.13	(3.68)	(3.55)	(0.09)	(0.04)	(0.13)	13.76	–20.21	850,809	1.15		1.15		0.94
Year ended 6/30/2008	31.99	0.15	(10.34)	(10.19)	(0.20)	(4.16)	(4.36)	17.44	–34.05	1,551,863	1.03		1.03		0.65
Year ended 6/30/2007	28.91	0.14	5.98	6.12	(0.02)	(3.02)	(3.04)	31.99	21.87	3,681,426	1.02		1.02		0.44
Class A
Six months ended 12/31/2011*	24.74	0.03	(3.07)	(3.04)	—	—	—	21.70	–12.29	174,405	1.38	[3]	1.38	[3]	0.26 [3]
Year ended 6/30/2011	18.01	(0.01)	6.78	6.77	(0.04)	—	(0.04)	24.74	37.63	235,301	1.33		1.33		(0.06)
Year ended 6/30/2010	13.68	0.01	4.46	4.47	(0.14)	—	(0.14)	18.01	32.67	215,231	1.35		1.35		0.03
Year ended 6/30/2009	17.32	0.09	(3.64)	(3.55)	(0.05)	(0.04)	(0.09)	13.68	–20.41	224,667	1.40		1.40		0.67
Year ended 6/30/2008	31.75	0.09	(10.26)	(10.17)	(0.10)	(4.16)	(4.26)	17.32	–34.20	415,674	1.28		1.28		0.38
Year ended 6/30/2007	28.77	0.06	5.94	6.00	—	(3.02)	(3.02)	31.75	21.56	1,150,029	1.26		1.26		0.19
Class C
Six months ended 12/31/2011*	23.20	(0.05)	(2.88)	(2.93)	—	—	—	20.27	–12.63	23,448	2.13	[3]	2.13	[3]	(0.51)[3]
Year ended 6/30/2011	16.98	(0.17)	6.39	6.22	—	—	—	23.20	36.63	35,320	2.08		2.08		(0.81)
Year ended 6/30/2010	12.99	(0.12)	4.23	4.11	(0.12)	—	(0.12)	16.98	31.67	30,317	2.10		2.10		(0.71)
Year ended 6/30/2009	16.40	0.05	(3.42)	(3.37)	—	(0.04)	(0.04)	12.99	–20.52	26,888	1.66		2.14		0.41
Year ended 6/30/2008	30.43	(0.10)	(9.77)	(9.87)	—	(4.16)	(4.16)	16.40	–34.68	60,544	2.03		2.03		(0.43)
Year ended 6/30/2007	27.83	(0.11)	5.73	5.62	—	(3.02)	(3.02)	30.43	20.88	252,320	1.81		2.01		(0.36)
Class R
Six months ended 12/31/2011*	24.95	(0.00)[4]	(3.10)	(3.10)	—	—	—	21.85	–12.42	3,848	1.63	[3]	1.63	[3]	(0.01)[3]
Year ended 6/30/2011	18.18	(0.07)	6.85	6.78	(0.01)	—	(0.01)	24.95	37.32	6,215	1.58		1.58		(0.30)
Year ended 6/30/2010	13.82	(0.04)	4.51	4.47	(0.11)	—	(0.11)	18.18	32.36	5,519	1.60		1.60		(0.23)
Year ended 6/30/2009	17.49	0.06	(3.68)	(3.62)	(0.01)	(0.04)	(0.05)	13.82	–20.65	6,156	1.65		1.65		0.44
Year ended 6/30/2008	32.01	0.04	(10.36)	(10.32)	(0.04)	(4.16)	(4.20)	17.49	–34.35	12,588	1.53		1.53		0.16
Year ended 6/30/2007	29.05	(0.02)	6.00	5.98	—	(3.02)	(3.02)	32.01	21.27	27,167	1.52		1.52		(0.06)

	Six Months Ended	Year Ended June 30,
	December 31, 2011*	2011	2010	2009	2008	2007
Portfolio turnover rate	28%	62%	67%	85%	51%	45%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver		Expenses		Net investment income (loss)
Class I
Six months ended 12/31/2011*	$43.90	$0.11	$(6.72)	$(6.61)	$—	$—	$—	$37.29	–15.06%	$211,294	1.11%[3]		1.11%[3]		0.61%[3]
Year ended 6/30/2011	31.33	(0.05)	12.68	12.63	(0.06)	—	(0.06)	43.90	40.29	254,187	1.08		1.08		(0.13)
Year ended 6/30/2010	21.15	0.07	10.28	10.35	(0.17)	—	(0.17)	31.33	49.02	165,348	1.14		1.14		0.23
Year ended 6/30/2009	31.67	0.12	(9.99)	(9.87)	(0.16)	(0.49)	(0.65)	21.15	–30.69	164,020	1.12		1.12		0.58
Year ended 6/30/2008	50.00	0.15	(14.45)	(14.30)	—	(4.03)	(4.03)	31.67	–29.19	291,515	1.08		1.08		0.39
Year ended 6/30/2007	48.13	0.06	6.42	6.48	(0.09)	(4.52)	(4.61)	50.00	14.32	526,706	1.01		1.01		0.12
Class A
Six months ended 12/31/2011*	43.84	0.05	(6.69)	(6.64)	—	—	—	37.20	–15.15	41,848	1.36	[3]	1.36	[3]	0.27 [3]
Year ended 6/30/2011	31.34	(0.15)	12.68	12.53	(0.03)	—	(0.03)	43.84	39.94	64,100	1.33		1.33		(0.39)
Year ended 6/30/2010	21.18	0.00 [4]	10.30	10.30	(0.14)	—	(0.14)	31.34	48.70	47,007	1.39		1.39		(0.01)
Year ended 6/30/2009	31.69	0.07	(10.00)	(9.93)	(0.09)	(0.49)	(0.58)	21.18	–30.90	15,630	1.37		1.37		0.32
Year ended 6/30/2008	50.14	0.02	(14.44)	(14.42)	—	(4.03)	(4.03)	31.69	–29.36	43,959	1.33		1.33		0.04
Year ended 6/30/2007	48.30	(0.06)	6.44	6.38	(0.02)	(4.52)	(4.54)	50.14	14.03	120,897	1.26		1.26		(0.14)
Class C
Six months ended 12/31/2011*	40.11	(0.07)	(6.14)	(6.21)	—	—	—	33.90	–15.48	9,605	2.11	[3]	2.11	[3]	(0.40)[3]
Year ended 6/30/2011	28.87	(0.42)	11.66	11.24	—	—	—	40.11	38.93	11,727	2.08		2.08		(1.14)
Year ended 6/30/2010	19.65	(0.22)	9.56	9.34	(0.12)	—	(0.12)	28.87	47.56	4,278	2.14		2.14		(0.77)
Year ended 6/30/2009	29.37	(0.01)	(9.22)	(9.23)	—	(0.49)	(0.49)	19.65	–31.05	1,761	1.72		2.12		(0.03)
Year ended 6/30/2008	47.18	(0.29)	(13.49)	(13.78)	—	(4.03)	(4.03)	29.37	–29.88	4,159	2.08		2.08		(0.80)
Year ended 6/30/2007	45.83	(0.22)	6.09	5.87	—	(4.52)	(4.52)	47.18	13.65	14,683	1.60		2.01		(0.48)

	Six Months Ended	Year Ended June 30,
	December 31, 2011*	2011	2010	2009	2008	2007
Portfolio turnover rate	11%	54%	93%	65%	62%	31%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Value Opportunities Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver		Expenses		Net investment income (loss)
Class I
Six months ended 12/31/2011*	$21.12	$0.10	$(3.10)	$(3.00)	$(0.14)	$(0.39)	$(0.53)	$17.59	–14.16%	$33,568	1.13%[3]		1.13%[3]		1.13%[3]
Year ended 6/30/2011	14.96	0.14	6.24	6.38	(0.22)	—	(0.22)	21.12	42.81	39,014	1.11		1.11		0.74
Year ended 6/30/2010	10.99	0.17	4.08	4.25	(0.28)	—	(0.28)	14.96	38.72	24,073	1.15		1.15		1.12
Year ended 6/30/2009	13.72	0.20	(2.82)	(2.62)	(0.11)	—	(0.11)	10.99	–18.87	17,668	1.19		1.19		1.99
Year ended 6/30/2008	21.55	0.11	(6.00)	(5.89)	(0.05)	(1.89)	(1.94)	13.72	–28.58	22,921	1.07		1.07		0.63
Year ended 6/30/2007	19.36	0.02	3.87	3.89	—	(1.70)	(1.70)	21.55	20.82	44,410	0.98		0.98		0.12
Class A
Six months ended 12/31/2011*	21.12	0.08	(3.11)	(3.03)	(0.08)	(0.39)	(0.47)	17.62	–14.27	24,412	1.38	[3]	1.38	[3]	0.86 [3]
Year ended 6/30/2011	14.98	0.11	6.22	6.33	(0.19)	—	(0.19)	21.12	42.40	34,908	1.36		1.36		0.58
Year ended 6/30/2010	11.01	0.13	4.09	4.22	(0.25)	—	(0.25)	14.98	38.43	21,794	1.40		1.40		0.87
Year ended 6/30/2009	13.70	0.17	(2.80)	(2.63)	(0.06)	—	(0.06)	11.01	–19.05	9,533	1.44		1.44		1.60
Year ended 6/30/2008	21.55	0.06	(6.00)	(5.94)	(0.02)	(1.89)	(1.91)	13.70	–28.80	22,729	1.31		1.31		0.36
Year ended 6/30/2007	19.40	(0.03)	3.88	3.85	—	(1.70)	(1.70)	21.55	20.56	64,743	1.23		1.23		(0.14)
Class C
Six months ended 12/31/2011*	20.21	0.02	(2.99)	(2.97)	—	(0.39)	(0.39)	16.85	–14.64	10,328	2.13	[3]	2.13	[3]	0.18 [3]
Year ended 6/30/2011	14.40	(0.05)	5.99	5.94	(0.13)	—	(0.13)	20.21	41.35	12,160	2.11		2.11		(0.26)
Year ended 6/30/2010	10.61	0.01	3.95	3.96	(0.17)	—	(0.17)	14.40	37.38	7,288	2.15		2.15		0.10
Year ended 6/30/2009	13.18	0.12	(2.67)	(2.55)	(0.02)	—	(0.02)	10.61	–19.32	6,619	1.86		2.19		1.22
Year ended 6/30/2008	20.94	(0.07)	(5.80)	(5.87)	—	(1.89)	(1.89)	13.18	–29.34	13,621	2.06		2.06		(0.39)
Year ended 6/30/2007	19.00	(0.14)	3.78	3.64	—	(1.70)	(1.70)	20.94	19.85	46,856	1.79		1.98		(0.69)

	Six Months Ended	Year Ended June 30,
	December 31, 2011*	2011	2010	2009	2008	2007
Portfolio turnover rate	49%	137%	166%	210%	119%	53%

		Income (loss) from investment operations				Dividends and distributions						Ratios to Average Net Assets
Capital Income Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver		Expenses		Net investment income
Class I
Six months ended 12/31/2011*	$10.37	$0.25	$(0.25)	$0.00	[5]	$(0.26)	$(0.08)	$(0.34)	$10.03	0.11%	$7,964	0.80%[3]		2.65%[3]		4.95%[3]
Period from 12/31/2010[4] to 6/30/2011	10.00	0.24	0.35	0.59		(0.22)	—	(0.22)	10.37	5.90	7,765	0.80	[3]	3.75	[3]	4.60	[3]
Class A
Six months ended 12/31/2011*	10.38	0.24	(0.18)	0.06		(0.25)	(0.08)	(0.33)	10.11	0.67	342	1.05	[3]	2.95	[3]	4.94	[3]
Period from 2/28/2011[4] to 6/30/2011	10.34	0.15	0.03	0.18		(0.14)	—	(0.14)	10.38	1.74	82	1.05	[3]	4.12	[3]	4.31	[3]

	Six Months Ended December 31, 2011*	Period December 31, 2010[4] through June 30, 2011
Portfolio turnover rate	16%	39%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Commencement of operations.

5  Amount is less than $0.005.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
High Yield Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver		Expenses		Net investment income
Class I
Six months ended 12/31/2011*	$12.79	$0.46	$(0.74)	$(0.28)	$(0.48)	$(0.25)	$(0.73)	$11.78	–2.12%	$310,564	0.70%[3]		0.74%[3]		7.59%[3]
Year ended 6/30/2011	12.01	0.92	1.23	2.15	(0.93)	(0.44)	(1.37)	12.79	18.45	187,319	0.70		0.75		7.15
Year ended 6/30/2010	10.90	1.02	1.65	2.67	(1.03)	(0.53)	(1.56)	12.01	25.45	93,139	0.70		0.89		8.51
Period from 3/31/2009[4] to 6/30/2009	10.00	0.24	0.90	1.14	(0.24)	—	(0.24)	10.90	11.40	28,097	0.70	[3]	2.02	[3]	9.04	[3]
Class A
Six months ended 12/31/2011*	12.73	0.44	(0.75)	(0.31)	(0.46)	(0.25)	(0.71)	11.71	–2.35	95,994	0.95	[3]	0.99	[3]	7.30	[3]
Year ended 6/30/2011	11.97	0.88	1.21	2.09	(0.89)	(0.44)	(1.33)	12.73	18.11	53,832	0.95		1.01		6.88
Year ended 6/30/2010	10.89	0.97	1.64	2.61	(1.00)	(0.53)	(1.53)	11.97	24.76	22,090	0.95		1.12		8.10
Period from 5/29/2009[4] to 6/30/2009	10.84	0.07	0.05	0.12	(0.07)	—	(0.07)	10.89	1.16	2,551	0.95	[3]	2.16	[3]	7.59	[3]

	Six Months Ended	Year Ended June 30,		Period March 31, 2009[4]
	December 31, 2011*	2011	2010	through June 30, 2009
Portfolio turnover rate	20%	139%	175%	123%

1  Net investment income per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower.

3  Annualized.

4  Commencement of operations.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

NOTE 1.

Organization. Hotchkis & Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of seven series of shares. The Hotchkis & Wiley Diversified Value Fund, the Hotchkis & Wiley Large Cap Value Fund, the Hotchkis & Wiley Mid-Cap Value Fund, the Hotchkis & Wiley Small Cap Value Fund, the Hotchkis & Wiley Capital Income Fund and the Hotchkis & Wiley High Yield Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis & Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis & Wiley Core Value Fund was renamed the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley All Cap Value Fund was renamed the Hotchkis & Wiley Value Opportunities Fund.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class I, Class A, Class C and Class R. The Diversified Value Fund, Small Cap Value Fund, Value Opportunities Fund, Capital Income Fund and High Yield Fund have three classes of shares: Class I, Class A and Class C. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. Currently, the Capital Income Fund and High Yield Fund are not offering Class C shares to investors.

Significant Accounting Policies. The Funds' financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued at the mean between the bid and asked prices on the basis of information from independent pricing services but may also be valued based on reported transactions or a broker-dealer quotation. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Board has approved the use of Interactive Data's proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the following three broad categories:

  • Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

  • Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

  • Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund's assets as of December 31, 2011:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value
Level 1 — Quoted prices in an active market:
Common Stocks	$333,955,227	$555,931,206	$1,104,464,338	$251,455,618
Level 2 — Other significant observable market inputs	—	—	—	—
Level 3 — Significant unobservable inputs	—	—	—	—
Total Investments	$333,955,227	$555,931,206	$1,104,464,338	$251,455,618

	Value Opportunities	Capital Income	High Yield
Level 1 — Quoted prices in an active market:
Common Stocks	$51,930,778	$4,881,836	$1,359,935
Investment Companies	712,047	—	—
Preferred Stocks	7,034,824	132,718	16,642,073
Convertible Preferred Stocks	—	105,788	9,467,963
Purchased Put Options	1,213,500	—	—
Warrants	341,069	5,134	394,628
Level 2 — Other significant observable market inputs:
Common Stocks	3,313,116	—	—
Preferred Stocks	531,931	21,507	1,842,449
Convertible Bonds	—	24,700	2,780,700
Corporate Bonds	2,094,725	2,957,234	354,535,717
Purchased Put Options	640,250	—	—
Level 3 — Significant unobservable inputs	—	—	—
Total Investments	$67,812,240	$8,128,917	$387,023,465
Other Financial Instruments
Level 1 — Quoted prices in an active market	$—	$—	$—
Level 2 — Other significant observable market inputs:
Credit Default Swap Contracts*	—	—	394,794
Level 3 — Significant unobservable inputs	—	—	—
Total Other Financial Instruments	$—	$—	$394,794

* Credit default swap contracts are derivative instruments not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $2,754,880 and $103,785 for the Value Opportunities Fund using market value as of December 31, 2011. The transfers were due to the use of Interactive Data's proprietary fair value pricing model and due to lack of trading volume, respectively, on December 31, 2011. There were no transfers into or out of Level 1 or Level 2 during the six months ended December 31, 2011 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Capital Income Fund and High Yield Fund. Transfers between Levels are recognized at the end of the reporting period.

The Trust did not have any liabilities that were measured at fair value on December 31, 2011.

Income and Expense Allocation. Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the Capital Income Fund and High Yield Fund, declared and paid semi-annually for the Large Cap Value Fund and declared and paid annually for the Diversified Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets & Liabilities.

Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Options. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities and security indexes. A Fund may write a call or put option only if the option is "covered" by the Fund holding a portion in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Funds since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

When a Fund purchases a put or call option, an amount equal to the premium paid is included in the Statements of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.

Credit Default Swap Contracts. The High Yield Fund entered into credit default swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. In the event of default, the seller must pay the buyer the full notional amount ("par value") of the underlying reference obligation in exchange for the underlying reference obligation. Credit default swaps involve greater risks than if the Fund invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risks, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

The High Yield Fund is party to an International Swap Dealers Association, Inc. Master Agreement ("ISDA Master Agreement") with JPMorgan Chase Bank, N.A. that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and the counterparty. The ISDA Master Agreement contains provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement.

Upon entering into swap agreements, the High Yield Fund will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Fund is buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps, the Fund will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Fund. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Fund has recourse against any collateral posted to them by the counterparty. Notional amounts of all credit default swap contracts outstanding as of December 31, 2011 for which the Fund is the seller of protection are disclosed in the Schedule of Credit Default Swap Contracts. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity. Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Derivative Instruments. The Funds have adopted authoritative standards regarding disclosures about derivatives and how they affect the Funds' Statements of Assets & Liabilities and Statements of Operations.

The following is a summary of the location of derivative instruments on the Funds' Statements of Assets & Liabilities as of December 31, 2011:

Derivative Type	Asset Derivatives	Liability Derivatives
Credit Contracts:

Credit Default Swap Contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts

	Premiums paid for swap contracts	Premiums received for swap contracts

Equity Contracts:

Purchased Put Options	Investments

The following is a summary of the Funds' derivative instrument holdings categorized by primary risk exposure as of December 31, 2011:

Asset Derivatives

	Value Opportunities	High Yield
Credit Contracts:
Credit Default Swap Contracts	$—	$394,794
Equity Contracts:
Purchased Put Options	1,853,750	—

Liability Derivatives

	Value Opportunities	High Yield
Credit Contracts:
Credit Default Swap Contracts	$—	$1,100,623

The following is a summary of the Funds' realized gains (losses) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended December 31, 2011:

Realized Gains (Losses) on Derivatives

	Value Opportunities		High Yield
Credit Contracts:
Credit Default Swap Contracts	$—		$233,377
Equity Contracts:
Purchased Put Options	—	*	—

* Included with net realized gains (losses) from sales of unaffiliated issuers.

Change in Unrealized Appreciation (Depreciation) on Derivatives

	Value Opportunities		High Yield
Credit Contracts:
Credit Default Swap Contracts	$—		$394,794
Equity Contracts:
Purchased Put Options	(161,153	)*	—

* Included with net change in unrealized appreciation (depreciation) of securities.

Average Quarterly Balance of Outstanding Derivatives

	Value Opportunities	High Yield
Credit Contracts:
Average Number of Contracts — Credit Default Swap Contracts	—	1
Average Notional Amount — Credit Default Swap Contracts	$—	$8,763,333
Equity Contracts:
Average Number of Contracts — Purchased Put Options	800	—
Average Market Value — Purchased Put Options	$617,917	$—

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into Investment Advisory Agreements for each of the Funds with Hotchkis & Wiley Capital Management, LLC (the "Advisor"), with which the officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens — H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2012.

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	Capital Income	High Yield
Annual Advisory Fee Rate	0.75%[1]	0.75%[1]	0.75%[1]	0.75%	0.75%	0.65%	0.55%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.25%	0.80%	0.70%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.50%	1.05%	0.95%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.25%	1.80%	1.70%
Annual cap on expenses — Class R	Not applicable	1.55%	1.65%	Not applicable	Not applicable	Not applicable	Not applicable

1 Effective January 1, 2007, the Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% for assets over $10 billion.

Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within "Transfer agent fees and expenses" in the Statements of Operations.

Stephens Inc. is an affiliated broker-dealer of the Funds. For the six months ended December 31, 2011, Stephens Inc. received the following amounts of front-end sales charges for Class A shares:

Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	Capital Income	High Yield
$—	$170	$252	$53	$154	$—	$350

U.S. Bancorp Fund Services, LLC, the Funds' administrator, agreed to waive a portion of its fees during the Capital Income Fund's first year of operations.

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were as follows:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	Capital Income	High Yield
Purchases	$76,710,600	$267,946,657	$322,712,583	$28,425,501	$35,014,760	$1,858,047	$231,024,739
Sales	89,401,710	568,617,750	390,000,145	52,815,680	39,599,584	1,205,106	62,296,196

The Funds did not have any purchases or sales of U.S. Government securities for the six months ended December 31, 2011.

NOTE 4.

Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

The following information is presented on an income tax basis as of June 30, 2011:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	Capital Income	High Yield
Tax cost of investments	$460,418,719	$1,151,205,500	$1,504,069,118	$319,367,611	$81,265,637	$7,446,935	$223,057,017
Gross unrealized appreciation	29,408,639	70,259,180	91,732,586	49,751,845	11,306,471	297,710	8,103,593
Gross unrealized depreciation	(105,283,190)	(283,973,695)	(253,509,181)	(42,594,899)	(7,081,934)	(117,095)	(3,253,107)
Net unrealized appreciation (depreciation) on investments	(75,874,551)	(213,714,515)	(161,776,595)	7,156,946	4,224,537	180,615	4,850,486
Distributable ordinary income (as of 6/30/11)	5,573,244	15,119,527	668,761	—	1,430,002	76,927	6,791,093
Distributable long-term gains (as of 6/30/11)	—	—	—	—	442,058	—	2,411,752
Total distributable earnings	5,573,244	15,119,527	668,761	—	1,872,060	76,927	9,202,845
Other accumulated losses	(753,434,140)	(1,118,062,651)	(353,982,325)	(15,455,203)	(307,179)	(767)	(566,707)
Total accumulated gains (losses)	$(823,735,447)	$(1,316,657,639)	$(515,090,159)	$(8,298,257)	$5,789,418	$256,775	$13,486,624

As of the close of business on December 31, 2010, in exchange for shares the Advisor transferred assets valued at $3,298,650 to the Capital Income Fund. As a result of the tax-free transfers, the Capital Income Fund acquired $30,179 of unrealized appreciation for tax purposes. As of June 30, 2011, the Capital Income Fund held securities with $28,274 of net unrealized appreciation relating to the transfers.

The tax components of distributions paid during the fiscal years ended June 30, 2011 and 2010, capital loss carryovers as of June 30, 2011, and tax basis post-October losses as of June 30, 2011, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2011				June 30, 2010
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Post- October Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Diversified Value	$3,850,337	$—	$(753,434,140)[1]	$—	$10,177,439	$—
Large Cap Value	1,705,504	—	(1,117,291,671)[1]	—	35,935,895	—
Mid-Cap Value	3,701,095	—	(353,982,325)[1]	—	11,134,207	—
Small Cap Value	354,319	—	(10,875,844)[2]	(4,579,359)	1,074,497	—
Value Opportunities	594,006	—	—	(6,102)[3]	748,471	—
Capital Income*	150,469	—	—	—	—	—
High Yield	20,868,402	659,737	—	—	8,272,842	—

* The Fund commenced operations on December 31, 2010.

1 Expires from 6/30/2017 to 6/30/2018.

2 Expires on 6/30/2017.

3 Post-October currency loss.

As of and during the year ended June 30, 2011, the Trust did not have a liability for any unrecognized tax benefits. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2011, the Trust did not incur any interest or penalties. The tax years ended June 30, 2008 through June 30, 2011 remain open and subject to examination by tax jurisdictions.

NOTE 5.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2011
Diversified Value Fund
Class I	3,451,997	$30,724,467	610,214	$5,290,555	(4,354,303)	$(38,918,647)	(292,092)	$(2,903,625)
Class A	39,104	354,214	28,840	251,487	(578,672)	(5,142,312)	(510,728)	(4,536,611)
Class C	268,293	2,482,123	10,146	87,563	(231,059)	(2,029,917)	47,380	539,769
Total net increase (decrease)	3,759,394	33,560,804	649,200	5,629,605	(5,164,034)	(46,090,876)	(755,440)	(6,900,467)
Large Cap Value Fund
Class I	3,342,501	50,799,411	631,298	10,019,260	(15,865,176)	(242,466,988)	(11,891,377)	(181,648,317)
Class A	621,241	9,269,371	226,967	3,568,228	(8,415,361)	(131,715,324)	(7,567,153)	(118,877,725)
Class C	31,864	474,035	15,029	224,494	(411,351)	(6,125,502)	(364,458)	(5,426,973)
Class R	107,195	1,604,329	9,932	154,975	(177,507)	(2,753,054)	(60,380)	(993,750)
Total net increase (decrease)	4,102,801	62,147,146	883,226	13,966,957	(24,869,395)	(383,060,868)	(19,883,368)	(306,946,765)
Mid-Cap Value Fund
Class I	4,309,941	89,395,085	31,262	652,435	(6,332,272)	(133,814,881)	(1,991,069)	(43,767,361)
Class A	569,419	12,116,712	—	—	(2,041,636)	(41,867,005)	(1,472,217)	(29,750,293)
Class C	62,409	1,232,261	—	—	(427,873)	(8,362,096)	(365,464)	(7,129,835)
Class R	17,794	383,205	—	—	(90,829)	(2,030,848)	(73,035)	(1,647,643)
Total net increase (decrease)	4,959,563	103,127,263	31,262	652,435	(8,892,610)	(186,074,830)	(3,901,785)	(82,295,132)
Small Cap Value Fund
Class I	682,439	25,332,933	—	—	(807,170)	(30,190,213)	(124,731)	(4,857,280)
Class A	263,460	9,850,735	—	—	(600,574)	(21,961,320)	(337,114)	(12,110,585)
Class C	60,698	2,061,927	—	—	(69,776)	(2,447,614)	(9,078)	(385,687)
Total net increase (decrease)	1,006,597	37,245,595	—	—	(1,477,520)	(54,599,147)	(470,923)	(17,353,552)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2011
Value Opportunities Fund
Class I	342,987	$6,280,587	48,229	$826,644	(329,674)	$(5,831,016)	61,542	$1,276,215
Class A	313,467	5,727,005	28,234	484,771	(608,773)	(10,830,079)	(267,072)	(4,618,303)
Class C	95,032	1,691,986	8,054	132,328	(92,092)	(1,602,876)	10,994	221,438
Total net increase (decrease)	751,486	13,699,578	84,517	1,443,743	(1,030,539)	(18,263,971)	(194,536)	(3,120,650)
Capital Income Fund
Class I	21,156	208,676	24,007	237,124	(2)	(16)	45,161	445,784
Class A	26,800	265,761	608	6,048	(1,493)	(15,583)	25,915	256,226
Total net increase (decrease)	47,956	474,437	24,615	243,172	(1,495)	(15,599)	71,076	702,010
High Yield Fund
Class I	15,357,631	182,129,452	854,786	10,131,282	(4,482,958)	(53,963,467)	11,729,459	138,297,267
Class A	5,151,319	63,837,192	409,534	4,829,704	(1,589,639)	(19,045,837)	3,971,214	49,621,059
Total net increase (decrease)	20,508,950	245,966,644	1,264,320	14,960,986	(6,072,597)	(73,009,304)	15,700,673	187,918,326
Year Ended June 30, 2011
Diversified Value Fund
Class I	9,063,743	84,516,357	331,261	3,153,607	(18,252,601)	(167,482,470)	(8,857,597)	(79,812,506)
Class A	1,775,147	16,177,915	37,457	358,088	(2,994,213)	(28,657,112)	(1,181,609)	(12,121,109)
Class C	28,736	263,989	4,199	39,850	(550,265)	(5,171,046)	(517,330)	(4,867,207)
Total net increase (decrease)	10,867,626	100,958,261	372,917	3,551,545	(21,797,079)	(201,310,628)	(10,556,536)	(96,800,822)
Large Cap Value Fund
Class I^	11,670,128	188,092,474	69,479	1,118,612	(12,935,580)	(202,979,846)	(1,195,973)	(13,768,760)
Class A	13,456,972	203,875,840	28,671	459,024	(33,141,324)	(526,050,068)	(19,655,681)	(321,715,204)
Class C	119,277	1,843,113	—	—	(813,915)	(12,683,813)	(694,638)	(10,840,700)
Class R	168,158	2,687,617	—	—	(457,344)	(7,322,516)	(289,186)	(4,634,899)
Total net increase (decrease)	25,414,535	396,499,044	98,150	1,577,636	(47,348,163)	(749,036,243)	(21,835,478)	(350,959,563)
Mid-Cap Value Fund
Class I	11,457,820	268,464,741	133,711	3,091,411	(16,711,568)	(362,229,904)	(5,120,037)	(90,673,752)
Class A	2,140,945	49,682,049	11,697	268,444	(4,595,466)	(105,424,146)	(2,442,824)	(55,473,653)
Class C	296,806	6,594,390	—	—	(560,030)	(12,100,770)	(263,224)	(5,506,380)
Class R	55,236	1,257,221	55	1,259	(109,759)	(2,481,368)	(54,468)	(1,222,888)
Total net increase (decrease)	13,950,807	325,998,401	145,463	3,361,114	(21,976,823)	(482,236,188)	(7,880,553)	(152,876,673)
Small Cap Value Fund
Class I	2,122,618	85,562,223	3,328	135,240	(1,613,031)	(62,022,961)	512,915	23,674,502
Class A	1,495,708	58,804,285	683	27,750	(1,534,006)	(55,671,977)	(37,615)	3,160,058
Class C	219,582	8,286,450	—	—	(75,395)	(2,791,094)	144,187	5,495,356
Total net increase (decrease)	3,837,908	152,652,958	4,011	162,990	(3,222,432)	(120,486,032)	619,487	32,329,916
Value Opportunities Fund
Class I	661,205	12,796,546	15,038	280,771	(437,749)	(7,961,186)	238,494	5,116,131
Class A	2,180,195	43,268,913	7,314	136,781	(1,989,792)	(36,800,821)	197,717	6,604,873
Class C	235,941	4,511,089	1,791	32,156	(142,124)	(2,558,691)	95,608	1,984,554
Total net increase (decrease)	3,077,341	60,576,548	24,143	449,708	(2,569,665)	(47,320,698)	531,819	13,705,558

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year Ended June 30, 2011
Capital Income Fund+
Class I*	744,592	$7,495,847	13,686	$142,260	(9,707)	$(99,805)	748,571	$7,538,302
Class A**	8,368	86,771	85	889	(573)	(5,842)	7,880	81,818
Total net increase (decrease)	752,960	7,582,618	13,771	143,149	(10,280)	(105,647)	756,451	7,620,120
High Yield Fund
Class I***	13,262,284	169,337,240	925,870	11,784,662	(7,299,094)	(94,184,191)	6,889,060	86,937,711
Class A	3,116,008	39,947,495	272,528	3,456,132	(1,006,952)	(12,879,276)	2,381,584	30,524,351
Total net increase (decrease)	16,378,292	209,284,735	1,198,398	15,240,794	(8,306,046)	(107,063,467)	9,270,644	117,462,062

^  Includes an in-kind redemption which resulted in a realized gain of $290,071.

+  As of June 30, 2011, the Capital Income Fund had a single shareholder, Hotchkis & Wiley Capital Management, LLC, which individually held 47.1% of the total shares outstanding of the Capital Income Fund.

*  For the period December 31, 2010 (commencement of operations) to June 30, 2011.

**  For the period February 28, 2011 (commencement of operations) to June 30, 2011.

***  Includes an in-kind redemption which resulted in a realized gain of $64,585.

NOTE 6.

Investments in Affiliated Issuers. An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of each Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2011, is set forth below:

Mid-Cap Value Fund

Issuer Name	Share Balance At July 1, 2011	Additions	Reductions	Share Balance At December 31, 2011	Dividend Income	Value At December 31, 2011
Valassis Communications, Inc.+	2,702,900	349,200	128,900	2,923,200	$—	$56,213,136
					$—

+ Non-income producing security.

Small Cap Value Fund

Issuer Name	Share Balance At July 1, 2011	Additions	Reductions	Share Balance At December 31, 2011	Dividend Income	Value At December 31, 2011
Overhill Farms, Inc.+	889,200	11,700	—	900,900	$—	$3,342,339
					$—

+ Non-income producing security.

Value Opportunities Fund

Issuer Name	Share Balance At July 1, 2011	Additions	Reductions	Share Balance At December 31, 2011	Dividend Income	Value At December 31, 2011
Tree.com, Inc.*+	553,200	—	74,800	478,400	$—	$2,674,256
					$—

* Issuer was not an affiliate as of December 31, 2011.

+ Non-income producing security.

NOTE 7.

Securities Lending. Effective December 2007, the Funds entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the "Custodian"). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The total market value of securities on loan for each Fund as of December 31, 2011 is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. Income earned from these investments is included in "Securities on loan" on the Statement of Operations and is allocated to each Fund based on each Fund's proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the Funds from losses resulting from a borrower's failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.

NOTE 8.

Indemnifications. Under the Trust's organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 9.

Risk Factors. Investing in a Fund may involve certain risks including, but not limited to, those described below.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the common stocks and other equity securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds' shares. Redemptions by these entities of their holdings in the Funds may impact the Funds' liquidity and NAV. These redemptions may also force the Funds to sell securities.

NOTE 10.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)  the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)  for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity's valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

In December 2011, the FASB issued ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities." ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets & Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

Management is currently evaluating the impact ASU No. 2011-04 and ASU No. 2011-11 will have on the Funds' financial statements and disclosures.

NOTE 11.

The Regulated Investment Company Modernization Act. On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed by The President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies ("RICs") since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are described below.

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains. Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 12.

Federal Tax Disclosure. The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2011.

For the year ended June 30, 2011, the following percentages of ordinary distributions paid qualify for the dividends received deduction available to corporate shareholders: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 100.00%, Value Opportunities Fund — 100.00%, Capital Income Fund — 41.34%, High Yield Fund — 3.66%.

For the year ended June 30, 2011, the following percentages of ordinary distributions paid are designated as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 100.00%, Value Opportunities Fund — 100.00%, Capital Income Fund — 55.64%, High Yield Fund — 3.66%. Shareholders should consult their tax advisors.

Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2011, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Diversified Value Fund — 0.47%, Large Cap Value Fund — 0.17%, Mid-Cap Value Fund — 0.98%, Small Cap Value Fund — 0.69%, Value Opportunities Fund — 0.80%, Capital Income Fund — 58.46%, High Yield Fund — 85.55%. For the year ended June 30, 2011, the following percentages of ordinary income distributions paid are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c): Diversified Value Fund — 0.00%, Large Cap Value Fund — 0.00%, Mid-Cap Value Fund — 0.00%, Small Cap Value Fund — 0.00%, Value Opportunities Fund — 0.00%, Capital Income Fund — 0.00%, High Yield Fund — 28.29%.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2011 – December 31, 2011).

The table below illustrates the Funds' costs in two ways:

Based on Actual Fund Returns. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on Hypothetical 5% Yearly Returns. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Based on Actual Fund Returns			Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11	Annualized Expense Ratio
Diversified Value Fund
Class I	$1,000.00	$911.30	$4.56	$1,000.00	$1,020.36	$4.82	0.95%
Class A	1,000.00	910.10	5.76	1,000.00	1,019.10	6.09	1.20
Class C	1,000.00	907.20	9.35	1,000.00	1,015.33	9.88	1.95
Large Cap Value Fund
Class I	1,000.00	923.70	5.08	1,000.00	1,019.86	5.33	1.05
Class A	1,000.00	922.80	6.28	1,000.00	1,018.60	6.60	1.30
Class C	1,000.00	919.00	9.89	1,000.00	1,014.83	10.38	2.05
Class R	1,000.00	921.40	7.49	1,000.00	1,017.34	7.86	1.55
Mid-Cap Value Fund
Class I	1,000.00	878.10	5.33	1,000.00	1,019.46	5.74	1.13
Class A	1,000.00	877.10	6.51	1,000.00	1,018.20	7.00	1.38
Class C	1,000.00	873.70	10.03	1,000.00	1,014.43	10.79	2.13
Class R	1,000.00	875.80	7.69	1,000.00	1,016.94	8.26	1.63
Small Cap Value Fund
Class I	1,000.00	849.40	5.16	1,000.00	1,019.56	5.63	1.11
Class A	1,000.00	848.50	6.32	1,000.00	1,018.30	6.90	1.36
Class C	1,000.00	845.20	9.79	1,000.00	1,014.53	10.68	2.11
Value Opportunities Fund
Class I	1,000.00	858.40	5.28	1,000.00	1,019.46	5.74	1.13
Class A	1,000.00	857.30	6.44	1,000.00	1,018.20	7.00	1.38
Class C	1,000.00	853.60	9.92	1,000.00	1,014.43	10.79	2.13
Capital Income Fund
Class I	1,000.00	1,001.10	4.02	1,000.00	1,021.11	4.06	0.80
Class A	1,000.00	1,006.70	5.30	1,000.00	1,019.86	5.33	1.05
High Yield Fund
Class I	1,000.00	978.80	3.48	1,000.00	1,021.62	3.56	0.70
Class A	1,000.00	976.50	4.72	1,000.00	1,020.36	4.82	0.95

* Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by the number of days in the most recent fiscal year (366).

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Information about the Funds

ADVISOR

Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis & Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.hwcm.com and on the SEC's website at http://www.sec.gov.

Hotchkis & Wiley Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-202-551-8090). The Forms N-Q are also available on the Funds' website at www.hwcm.com under the "Download Center".

725 SOUTH FIGUEROA STREET, 39th Floor
LOS ANGELES, CALIFORNIA 90017-5439
www.hwcm.com
1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1231-0212

DECEMBER 31, 2011

SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the Funds’ Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

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Item 11. Controls and Procedures.

(a)          The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the “Act”) have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)         There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year which has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)          (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis & Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President

Date	February 27, 2012

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Treasurer

Date	February 27, 2012

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